                                                      File Number 2-89208

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                     FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment Number
                                        --------               ---

        Post-Effective Amendment Number    20                   X
                                        --------               ---

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Amendment Number ___________

                               VARIABLE FUND D
         -------------------------------------------------------
                         (Exact Name of Registrant)


                      MINNESOTA LIFE INSURANCE COMPANY
          (formerly The Minnesota Mutual Life Insurance Company)
         -------------------------------------------------------
                             (Name of Depositor)

        400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
        --------------------------------------------------------
        (Depositor's Principal Executive Offices)     (Zip Code)

    Depositor's Telephone Number, Including Area Code:  (651) 665-3500


                               Dennis E. Prohofsky
               Executive Vice President, General Counsel and Secretary
                         Minnesota Life Insurance Company
                             400 Robert Street North

                        ST. PAUL, MINNESOTA  55101-2098
         -------------------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copy to:
                           J. Sumner Jones, Esq.
                           Jones & Blouch L.L.P.
                     1025 Thomas Jefferson Street N.W.
                              Suite 410 East
                           Washington, D.C.  20007

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---
     X  on May 1, 2001 pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
        on (date) pursuant to paragraph (a)(1) of Rule 485
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                     TITLE OF SECURITIES BEING REGISTERED
                          Variable Annuity Contracts

                                        PART A

                         INFORMATION REQUIRED IN A PROSPECTUS

                                   Variable Fund D

                         Cross Reference Sheet to Prospectus



Form N-4

Item Number         Caption in Prospectus
    1.              Cover Page

    2.              Definitions

    3.              Synopsis

    4.              Condensed Financial Information

    5.              General Descriptions

    6.              Contract Deductions

    7.              Description of the Contracts

    8.              Annuity Period

    9.              Death Benefit

   10.              Crediting Accumulation Units

   11.              Withdrawals and Surrender

   12.              Federal Tax Status

   13.              Not applicable

   14.              Table of Contents of the Statement of Additional Information

                                VARIABLE FUND D

    INDIVIDUAL VARIABLE ANNUITY CONTRACT OF MINNESOTA LIFE'S VARIABLE FUND D
                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")


                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com


This Prospectus describes a Flexible Payment Deferred Variable Annuity Contract and a Single Premium Deferred Variable Annuity Contract offered by Minnesota Life Insurance Company. These contracts may be used in connection with certain retirement plans including

    -  Employer pension or profit-sharing plans qualified under
       Section 401(a) or 403(b) of the Internal Revenue Code ("Code")

    -  H.R. 10 or Keogh plans

    - Annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to Section 403(b) of the Code

    -  Individual retirement annuity plans adopted by individuals under
       Section 408 of the Code and

    -  State deferred compensation plans described in Section 457 of the Code

Your contract values will be invested in our General Account or Variable Fund D according to your instructions. Variable Fund D invests in shares of the Advantus Series Fund, Inc. Purchase payments in the General Account receive interest and principal guarantees. Purchase payments in Variable Fund D are invested in one or more Portfolios of Advantus Series Fund, Inc. and do not receive any principal or interest guarantees.

This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. You may look to your contract language for descriptions of the fixed portion of the contracts.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
                           ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and the Statement of Additional Information is: May 1, 2001



F. 30742 Rev. 5-2001

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS

SPECIAL TERMS                                                                  1

SYNOPSIS                                                                       2

EXPENSE TABLE                                                                  5

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                      16

GENERAL DESCRIPTIONS                                                          16

CONTRACT DEDUCTIONS                                                           18
      Sales Charges                                                           18
      Premium Taxes                                                           19
      Investment Management                                                   20
      Mortality and Expense Risks                                             20
      Portfolio Charges                                                       21
      Expenses                                                                21
      Other Expenses                                                          21

DESCRIPTION OF THE CONTRACTS                                                  21

VOTING RIGHTS                                                                 23

ANNUITY PERIOD                                                                24

DEATH BENEFIT                                                                 27

CREDITING ACCUMULATION UNITS                                                  28

WITHDRAWALS AND SURRENDER                                                     32

DISTRIBUTION                                                                  33

FEDERAL TAX STATUS                                                            34


PERFORMANCE DATA                                                              40



STATEMENT OF ADDITIONAL INFORMATION                                           40


APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS                                       B-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of Variable Fund D.

VARIABLE FUND D: a separate investment account called Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT
FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS
PROSPECTUS.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?


An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the begining of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.


WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?

Two types of variable annuity contracts are offered, a flexible payment deferred variable annuity contract and a single payment deferred variable annuity. Both provide for monthly annuity payments which begin either immediately or at a future date you specify. According to your instructions we allocate your purchase payments to the General Account, where they receive principal and interest guarantees, or to Variable Fund D. Variable Fund D invests in one or more portfolios of Advantus Series Fund, Inc. which do not receive principal or interest guarantees.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to Variable Fund D are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.


The available Portfolios of Advantus Series Fund, Inc. are:


      Growth Portfolio
      Bond Portfolio
      Money Market Portfolio
      Asset Allocation Portfolio
      Mortgage Securities Portfolio
      Index 500 Portfolio
      Small Company Growth Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for the Fund attached to this Prospectus. You should carefully read the Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?


Yes. You can change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line Service Center (after June 4, 2001) notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value between and among the Portfolios and General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. There is currently no charge for transfers, however we reserve the right to impose such a charge in the future.


ARE THERE PURCHASE PAYMENT LIMITATIONS?

Yes. The minimum purchase payment for a Single Payment Deferred Variable Annuity Contract is $5,000 and may not exceed $250,000 without our consent. The minimum purchase payment for the Flexible Payment Deferred Annuity Contract is $25.00. We currently waive the minimum for the Flexible Payment Deferred Annuity Contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of .795% of the net asset value of Variable Fund D for our mortality and expense risk guarantees. To the extent that the charge exceeds .795%, we will make a reimbursement to Variable Fund D contracts.

Under the Flexible Payment Deferred Variable Annuity Contract a deferred sales charge of up to 9.0% of purchase payments may apply is you make partial withdrawals or surrender your contract within 10 or fewer years after your last purchase payment. Under the Single Payment Deferred Immediate Annuity Contract a deferred sales charge of up to 6.0% of the purchase payment may apply if you make partial withdrawals or surrender your contract within 10 or fewer years after your last purchase payment. A portion of the sales charge may be used to pay distribution expenses. The principal underwriter may pay an amount not to exceed 6% of the purchase payments received for the Flexible Payment Deferred Variable Annuity Contracts; or, 3.75% for the Single Payment Deferred Variable Annuity Contracts.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolio pays investment advisory and other expenses. Total expenses of the Portfolios range from .43% to .97% of average daily net assets of the Portfolio on an annual basis. To the extent total expense of Growth Portfolio exceeds
 .265%, Minnesota Life will make a reimbursement to Variable Fund D contracts.


We reserve the right to assess a $100 fee to cover administrative expenses if you choose to exchange your contract for another of our variable annuity contracts.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. Subject to limitations imposed by the retirement plan or program, you may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the contract owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE CONTRACT OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    -  the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begin, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is not a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are

    -  a life annuity

    - a life annuity with a period certain of either 120 months, 180 months or 240 months

    -  a joint and last survivor annuity

    -  a period certain annuity

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Fund held for their contracts where shareholder approval is required by law in the affairs of the Fund.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expense of Variable Fund D variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of     6% decreasing uniformly by .05% for each
  amount surrendered or withdrawn)          of the first 120 months from the contract
                                            date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)


Investment Management Fee Reimbursement                      (.435)%
Mortality and Expense Risk Fees                               .795%
Other Expense Reimbursement                                  (.050)%
                                                             -----
Total Sub-Account Annual Expenses                             .310%
                                                             =====


ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)


Growth Portfolio
Investment Management Fees                                    .450%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Growth Portfolio Annual Expenses                        .750%
                                                             =====


EXAMPLE--For contracts using the Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $61        $76        $91        $129
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $58        $129
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $58        $129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)


Bond Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .080%
                                                             -----
Total Bond Portfolio Annual Expenses                          .630%
                                                             =====


EXAMPLE--For contracts using the Bond Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $65        $87        $119       $171
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $45        $ 78       $171
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $45        $ 78       $171


SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)


Money Market Portfolio
Investment Management Fees                                    .250%
Distribution Expenses                                         .250%
Other Expenses                                                .080%
                                                             -----
Total Money Market Portfolio Annual Expenses                  .580%
                                                             =====

EXAMPLE--For contracts using the Money Market Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $64        $86        $108       $165
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $44        $ 75       $165
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $44        $ 75       $165


SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)


Asset Allocation Portfolio
Investment Management Fees                                    .350%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Asset Allocation Portfolio Annual Expenses              .650%
                                                             =====


EXAMPLE--For contracts using the Asset Allocation Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $65        $88        $111       $173
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $46        $ 79       $173
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $46        $ 79       $173

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)


Mortgage Securities Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .090%
                                                             -----
Total Mortgage Securities Portfolio Annual Expenses           .640%
                                                             =====


EXAMPLE--For contracts using the Mortgage Securities Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $65        $87        $111       $172
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $45        $ 78       $172
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $45        $ 78       $172


SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)


Index 500 Portfolio
Investment Management Fees                                    .120%
Distribution Expenses                                         .250%
Other Expenses                                                .060%
                                                             -----
Total Index 500 Portfolio Annual Expenses                     .430%
                                                             =====

EXAMPLE--For contracts using the Index 500 Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $63        $81        $100       $148
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $39        $ 67       $148
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $39        $ 67       $148


SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)


Small Company Growth Portfolio
Investment Management Fees                                    .650%
Distribution Expenses                                         .250%
Other Expenses                                                .070%
                                                             -----
Total Small Company Growth Portfolio Annual Expenses          .970%
                                                             =====

EXAMPLE--For contracts using the Small Company Growth Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $68        $97        $127       $208
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $56        $ 96       $208
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $56        $ 96       $208


INDIVIDUAL FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of     9% decreasing uniformly by .075% for each
  amount surrendered or withdrawn)          of the first 120 months from the contract
                                            date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)


Investment Management Fee Reimbursement                      (.435)%
Mortality and Expense Risk Fees                               .795%
Other Expense Reimbursement                                  (.050)%
                                                             -----
Total Sub-Account Annual Expenses                             .310%
                                                             =====


ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)


Growth Portfolio
Investment Management Fees                                    .450%
Distribution Fees                                             .250%
Other Expenses                                                .050%
                                                             -----
Total Growth Portfolio Annual Expenses                        .750%
                                                             =====

EXAMPLE--For contracts using the Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $87        $97        $108       $129
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $ 58       $129
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $ 58       $129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)


Bond Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .080%
                                                             -----
Total Bond Portfolio Annual Expenses                          .630%
                                                             =====


EXAMPLE--For contracts using the Bond Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $108       $126       $171
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 45       $ 78       $171
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 45       $ 78       $171

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)


Money Market Portfolio
Investment Management Fees                                    .250%
Distribution Expenses                                         .250%
Other Expenses                                                .080%
                                                             -----
Total Money Market Portfolio Annual Expenses                  .580%
                                                             =====


EXAMPLE--For contracts using the Money Market Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $107       $124       $165
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 44       $ 75       $165
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 44       $ 75       $165


SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)


Asset Allocation Portfolio
Investment Management Fees                                    .350%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Asset Allocation Portfolio Annual Expenses              .650%
                                                             =====

EXAMPLE--For contracts using the Asset Allocation Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $109       $127       $173
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 46       $ 79       $173
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 46       $ 79       $173


SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)


Mortgage Securities Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .090%
                                                             -----
Total Mortgage Securities Portfolio Annual Expenses           .640%
                                                             =====


EXAMPLE--For contracts using the Mortgage Securities Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $108       $127       $172
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 45       $ 78       $172
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 45       $ 78       $172

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)


Index 500 Portfolio
Investment Management Fees                                    .120%
Distribution Expenses                                         .250%
Other Expenses                                                .060%
                                                             -----
Total Index 500 Portfolio Annual Expenses                     .430%
                                                             =====


EXAMPLE--For contracts using the Index 500 Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $88        $102       $116       $148
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $ 39       $ 67       $148
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $ 39       $ 67       $148


SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)


Small Company Growth Portfolio
Investment Management Fees                                    .650%
Distribution Expenses                                         .250%
Other Expenses                                                .070%
                                                             -----
Total Small Company Growth Portfolio Annual Expenses          .970%
                                                             =====

EXAMPLE--For contracts using the Small Company Growth Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $93        $118       $143       $208
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $ 56       $ 96       $208
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $ 56       $ 96       $208


* Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for a period of at least five years.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, see the section captioned Investment Management in this Prospectus.

These examples should not be considered a representation of past or future experience. Actual expenses may be greater or lesser than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in "Appendix A -- Condensed Financial Information". The complete financial statements of Variable Fund D and Minnesota Life Insurance Company are included in the Statement of Additional Information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141 internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


B. VARIABLE FUND D

We established Variable Fund D on October 16, 1967 in accordance with Minnesota Law. Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.

The assets of Variable Fund D shall not be chargeable with liabilities arising out of any other business which Minnesota Life may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity contracts for which Variable Fund D was established. The investment performance of Variable Fund D is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish. All obligations under the contracts are our general corporate obligations.


Variable Fund D was reorganized in 1990 as a unit investment trust. Variable Fund D transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. As part of that Reorganization it now consists of sub-accounts, each investing its assets solely in the shares of one of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of Variable Fund D by the Commission.

C. ADVANTUS SERIES FUND, INC.


The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital. Advantus Capital is a wholly-owned subsidiary of Minnesota Life. Advantus Capital has retained Credit Suisse Asset Management, LLC to sub-advise the Small Company Growth Portfolio.


A prospectus for the Series Fund is attached to this Prospectus. You should carefully read the prospectuses before investing in the Contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of Variable Fund D. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.

We also reserve the right, when permitted by law, to de-register Variable
Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine Variable Fund D with one or more of our other separate accounts.


The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT DEDUCTIONS

SALES CHARGES

No sales charge is deducted from the purchase payments for these contracts. However, a deferred sales charge, may apply in certain circumstances.

A deferred sales charge is made on contract withdrawals or surrenders during the first ten contract years, measured from the issue date of the contract. If annuity payments commence during the first ten contract years, the deferred sales charge may be assessed against the amount applied to provide the annuity. The amount of any deferred sales charge applicable to a particular transaction is deducted from the accumulation value.

Under the Flexible Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 1. The percentages decrease uniformly by .075% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
                      TABLE 1
---------------------------------------------------
   BEGINNING OF CONTRACT YEAR           CHARGE
---------------------------------   ---------------
                1                         9.0%
                2                         8.1
                3                         7.2
                4                         6.3
                5                         5.4
                6                         4.5
                7                         3.6
                8                         2.7
                9                         1.8
               10                         0.9
               11                           0

Under the Single Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 2. The percentages decrease uniformly by

 .05% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
                     TABLE 2
-------------------------------------------------
   BEGINNING OF CONTRACT YEAR          CHARGE
--------------------------------   --------------
                1                        6.0%
                2                        5.4
                3                        4.8
                4                        4.2
                5                        3.6
                6                        3.0
                7                        2.4
                8                        1.8
                9                        1.2
               10                        0.6
               11                          0

Under both contracts, if a withdrawal is made where the sum of all withdrawals in that calendar year is equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply. If the sum of the withdrawals exceeds that amount, the deferred sales charge will apply only to the amount of the excess. Similarly, if the contract is surrendered, the deferred sales charge will apply only to the extent that the amount surrendered, when coupled with any withdrawals during the year, exceeds 10% of the accumulation value at the end of the previous calendar year.

Under current practices, we will allow withdrawals during the first calendar year to be made without the imposition of a deferred sales charge so long as withdrawals during the balance of the first calendar year do not exceed 10% of the purchase payments applied to the contract during that first calendar year.

A deferred sales charge will apply on contracts in the contract years shown except in the event of the death of the annuitant or on an election of an annuity payment option which provides for benefits which are expected to continue for a period of at least five years. In addition, we will waive the deferred sales charge on certain amounts of a contract's accumulation value which is applied to the purchase of an Adjustable Income Annuity, which is an immediate variable annuity contracts, issued by us (please see the Adjustable Income Annuity prospectus for details). We will also waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example individual retirement annuities).

To the extent that sales charges are insufficient to recover sales expenses, we will pay sales expenses from our other assets or surplus. These assets may include proceeds from the mortality and expense risk charges described below.

PREMIUM TAXES

Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0.0% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT

Under contracts funded by Variable Fund D, all costs of operating Variable
Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. Variable Fund D is now a unit investment trust rather than a managed investment company, and therefore that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .45%, on an annual basis, for the Growth Portfolio and .30%, .25%, .35%, .30%, .12%, and .65% for the Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, and Small Company Growth Portfolios, respectively) and do incur other operating expenses. Prior to May 1, 2000 those other operating expenses were voluntarily subsidized by us to the extent that the expenses exceed .15% on an annual basis for any Portfolio. After May 1, 2000 Advantus Capital has agreed to voluntarily subsidize expenses exceeding .15% on an annual basis for these Portfolios. Advantus Capital and Minnesota Life are under no obligation to continue it this practice.

To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, we have agreed that, each valuation period, in calculating the net investment factor for the Growth Sub-Account of Variable Fund D, we will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, we will not make adjustments or reimburse the excess of the investment advisory fees and the operating expenses incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee. To the extent that a Contract Owner or Participant chooses to take advantage of Variable Fund D sub-accounts other than the Growth Sub-Account, you will incur additional expenses.

MORTALITY AND EXPENSE RISKS

We assume the mortality risk under the contract by our obligation to continue to make monthly annuity payments, to each annuitant regardless of how long you live and regardless of how long all annuitants as a group live. Thus, neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.

We assume an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.

To the extent that sales charges are insufficient to recover sales expenses, we will pay sales expenses from our other assets or surplus. These assets may include proceeds from the mortality and expense risks charge described below.

For assuming these risks, we currently make a deduction from Variable Fund D at an annual rate of .1325% for the mortality risk and .6625% for the expense risk. These deductions may be increased or decreased by resolution of the Board of Directors of Minnesota Life, but not more often than annually. In no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on us. Conversely, if the deductions provide more than sufficient, any excess will be profit to us.

PORTFOLIO CHARGES

Each of the portfolios pays investment advisory and other expenses. A full discussion of those charges may be found in the attached prospectus for the Portfolios.

EXPENSES

Variable Fund D has no expenses which are not covered by the deductions listed above. We perform all the administrative functions relative to the contracts. We also bear all expenses associated with the administration of the contracts. These include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

OTHER EXPENSES

The underlying Portfolios also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

DESCRIPTION OF THE CONTRACTS

DESCRIPTION

The following material is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, inquiries may be addressed to us at: Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1. Types of Contracts

Minnesota Life continuously offers two types of variable annuity contracts pursuant to this Prospectus:

    (a) Single Payment Deferred Variable Annuity.

       This type of contract may be used in connection with a qualified pension or profit sharing plan under which plan contributions have been accumulating in a trust fund. It may also be used in connection with a qualified plan which has previously been funded with insurance contracts or fixed annuity contracts issued by us. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year. The contract may also be used to provide fixed annuity or variable annuity payments under the state deferred compensation plans or individual retirement annuity programs.

    (b) Flexible Payment Deferred Variable Annuity.

       This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to the contract owner named in the application. The contract owner may be the annuitant or someone else; however, once the contract owner has been named in the application the ownership of the contract may not be changed.

3. Right of Revocation

The contract owner should read the contract carefully as soon as it is received. The contract owner may revoke the purchase of a contract within ten days after its delivery, for any reason, on notice to us at 400 Robert Street North, St. Paul, Minnesota, of an intention to revoke. If the contract is revoked and returned, we will refund the greater of (a) the accumulation value of the contract or (b) the amount of purchase payments paid under the contract. Payment of the requested refund will be made to the purchaser within seven days after we receive notice of cancellation.

In some states, such as California, the free look period is extended to thirty days' time for contracts issued or delivered. These rights are subject to change, and may vary among other states.

The liability of Variable Fund D under the foregoing is limited to the accumulation value of any contract at the time it is returned for cancellation. Any additional amounts necessary to make the refund to the contract owner equal to the purchase payments will be made by us.

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option selected, and

    -  the investment performance of Variable Fund D.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will reflect investment gains and losses and investment income of Variable Fund D. Thus the annuity payments will vary with the investment experience of the assets of Variable Fund D.

5. Modification of the Contract

The contract may be modified at any time by written agreement between Minnesota Life and the contract owner.

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6. Assignment

The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7. Limitations on Purchase Payments

The minimum purchase payment for the Single Payment Deferred Variable Annuity Contract must be at least $5,000. It may not exceed $250,000 except with our prior consent.

The minimum periodic purchase payment which may be made under a Flexible Payment Deferred Variable Annuity Contract is $25. Currently, we are waiving this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8. Contract Settlement

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

(a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

(b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in Variable Fund D or to fairly determine the value of the assets of Variable Fund D; or

(c) such other periods as the Commission may by order permit for the protection of the contract owners.

9. Participation

The contract is nonparticipating. Contracts issued prior to October 1, 1998, were participating.

No assurances can be given as to the amounts, if any, that will be distributed under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitant or the crediting of additional accumulation units. We do not anticipate making dividend payments under these contracts.

VOTING RIGHTS

The Series Fund shares held in Variable Fund D will be voted by us. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of Variable Fund D. In the event no instructions are received from a contract owner, we will vote such shares of the Series Fund in the same proportion as shares of the Series Fund for which instructions have been received from contract owners with voting interests in each sub-account of Variable Fund D. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, we will vote such shares of the

Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of Variable Fund D. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

ANNUITY PERIOD

1. Electing the Retirement Date and Form of Annuity

The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed dollar annuity basis, or a combination thereof. Other annuity options may be available on request.

While the contracts require that notice of election to begin variable annuity payments must be received by us at least thirty days prior to the annuity commencement date, we are currently waiving that requirement for such annuity elections received at least two valuation days prior to the fifteenth of the month. We reserve the right to enforce the thirty day notice requirement at our option at anytime in the future.

Fixed annuity payments are always made as of the first day of a month. The contracts require that the notice of election to begin fixed annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, we are currently waiving this requirement.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

If an election has not been made otherwise, and the plan does not specify to the contrary, the annuitant's retirement date shall be the first day of the calendar month next following his or her 65th birthday, and the annuity option shall be Option 2A, a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity will be provided by any Variable Fund D accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of the contract which would otherwise have been applied to provide annuity payments.

The contracts permit annuity payments to begin on the first day of any month after the 50th birthday and before the 75th birthday of the annuitant. Minnesota Life is currently waiving this limitation.

Except for Option 4, once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

The mortality and expense risks charge continues to be deducted throughout the annuity period under each of the available annuity options, including Option 4, under which there is no mortality risk to us.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

2. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A),
180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of:

    -  .997137, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4. Determination of Amount of First Monthly Annuity Payment

Under the contracts described in this Prospectus, the first monthly annuity payment is determined by the value of the contract at retirement. In addition, a number of states do, however, impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

When annuity payments commence, the value of the contract is determined as the product of (a) the number of accumulation units credited to the contract, and
(b) the value of an accumulation unit.

The contracts contain tables indicating the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied. The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900 and subtracting six years from your age when applying it to the rates. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year.

Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

5. Amount of Second and Subsequent Monthly Annuity Payments

The amount of the first monthly annuity payment, determined as described above, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.

The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

DEATH BENEFIT

If the contract owner dies before annuity payments have started, we will pay the accumulation value of the contract to the named beneficiary. The accumulation value will be determined as of the valuation date coincident with or next following the date that we receive proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive proof of death and return of the contract. Except as noted below, the entire interest in the contract must be distributed within five years of the contract owner's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the contract owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.

If the contract owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the contract owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the contract owner's death. If there is no designated beneficiary, then the entire interest in the contract must be distributed within five years after the contract owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract is payable to a designated beneficiary who is the contract owner's surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of the spouse's death. Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The beneficiary will be the person or persons named in the contract application unless the contract owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The contract owner's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the contract owner signed the request. However, if the annuitant or the contract owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.


The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.



Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.


CREDITING ACCUMULATION UNITS

During the accumulation period - the period before the commencement of annuity payments - the purchase payment (on receipt of a completed application or subsequently) is credited on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit. The value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    - days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares,

    - days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.

In determining the value of the Series Fund on a valuation date, each security traded on a national securities exchange is valued at the last reported sale price on that date, as of the close of trading on the New York Stock Exchange. If there has been no sale on such day, then the security is valued at the last reported bid price on that day. Any security not traded on a securities exchange, but traded in the over-the-counter market, is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Series Fund Board of Directors.

In addition to providing for the allocation of purchase payments to the sub-accounts of Variable Fund D, the contracts also provide for allocation of purchase payments to our General Account for accumulation at a guaranteed interest rate. Purchase payments received without allocation instructions will be allocated to the General Account.

TRANSFER OF VALUES


Values under the contract may be transferred between the General Account and Variable Fund D or among the sub-accounts of Variable Fund D. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or after June 4, 2001, via our internet Service Center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250, we are currently waiving this restriction.


The contracts permit us to limit the frequency and amount of transfers from the General Account to Variable Fund D sub-accounts. Currently, except as provided below, we limit the frequency of such transfers to a single such transfer during any calendar year and the amount of such transfers to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

There are three situations which are exceptions to the above restriction.

    - The first is for new contracts where purchase payments are allocated to the General Account because of the absence of initial allocation instructions. In this situation, contract owners may make a single transfer of any amount from the General Account.

    - The second situation is where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. For transfers of a specified amount from the General Account the maximum initial amount that may be transferred may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the General Account accumulation value at the time of transfer. The third situation is in the case where the General Account accumulation value is $1000 of less. In that case, we will allow a one-time transfer of the entire accumulation value from the General Account to Variable Fund D sub-accounts.

    - The third situation is in the case where the General Account accumulation value is $1000 or less. In that case, we will allow a one-time transfer of the entire accumulation value from the General Account to Variable Fund D sub-accounts. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.


Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We require contractowners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.



In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.



We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.



During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.



Systematic transfer arrangements may be established. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.



One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the General Account nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).



We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact either us or your registered representative via Internet e-mail. Please remember that an email is not a valid substitute for a written request that requires your signature.



The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts were required. Therefore, the General Account is not described here.

VALUE OF THE CONTRACT

The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit was set at $1.000000 on the first valuation date of Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall be adjusted by us. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, do not exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by us or any other person, any interest expense or amortization of debt discount or any income tax expense.

The gross investment rate is equal to: (1) the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

WITHDRAWALS AND SURRENDER

Under both contracts, partial withdrawals may be made by the contract owner from the contract for cash amounts of at least $250. In this event, the accumulation value will be reduced by the amount of the withdrawal and the applicable deferred sales charge. In the absence of instruction to the contrary, withdrawals will be first made from the general account accumulation value and then from the separate account accumulation value. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments. We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals due to excess contributions, to a qualified contract.

The contracts provide that prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender. The deferred sales charge will apply if the surrender takes place in the first ten contract years. The sales charge will be applied to the extent that amounts payable on surrender exceed 10% of the accumulation value at the end of the previous calendar year, less any partial withdrawals during the current calendar year.

Under any contract, once annuity payments have commenced for an annuitant under Options 1, 2 or 3 of the optional annuity forms, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Optional Annuity Forms".


Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is
(651) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means. There are risks associated with not requiring original signatures in order to disburse contractholder monies.


The surrender of a contract or a partial withdrawal thereunder may result in a credit against our premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or
(2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

DISTRIBUTION


The contracts will be sold by Minnesota Life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as the principal underwriter of the contracts and is a wholly-owned subsidiary of Advantus Capital
Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Commissions to dealers, paid in connection with the sale of the contracts, may not exceed an amount which is equal to 6% of the purchase payments received for the Flexible Payment Deferred Variable Annuity Contracts and 3.75% for the Single Payment Deferred Variable Annuity Contracts.

In addition, Securian Financial or Minnesota Life will pay credits which allow registered representatives (Agents) who are responsible for sales of the contracts to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us.



FEDERAL TAX STATUS



INTRODUCTION



The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under
Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.



THE COMPANY'S TAX STATUS



We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.



TAXATION OF ANNUITY CONTRACTS IN GENERAL



Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.



There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.



DIVERSIFICATION REQUIREMENTS



Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.



The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be diversified.



OWNERSHIP TREATMENT



Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as the owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.



The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets For example, the owner of a contract has the choice of several Portfolios in which to allocate net purchase payments and contract values. Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury

Department should proceed to issue regulations or rulings on this issue. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.



TAXATION OF PARTIAL AND FULL WITHDRAWALS



For payments made in the event of a full surrender of an annuity not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis of the contract. Amounts withdrawn upon a partial surrender from a variable annuity contract are generally treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain rates.



In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.



TAXATION OF ANNUITY PAYMENTS



The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS



The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or where the taxpayer is:



    -  59 1/2 or older,



    -  where payment is made on account of the taxpayer's disability,



    -  where payment is made by reason of the death of an owner, and



    -  in certain other circumstances.



The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments, being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.



For some types of qualified plans, other tax penalties may apply to certain distributions.



AGGREGATION OF CONTRACTS



For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.



ASSIGNMENT OR PLEDGES



A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.



REQUIRED DISTRIBUTIONS



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.



These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.



Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.



Similar rules apply to qualified contracts.



POSSIBLE CHANGES IN TAXATION



Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.



TAX QUALIFIED PROGRAMS



The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:



    -  contributions in excess of specified limits,



    -  distributions prior to age 59 1/2 (subject to certain exceptions),



    - distributions that do not conform to specified minimum distribution rules, and



    -  other specified circumstances.



We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.



For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the

Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.



WITHHOLDING



In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.



The Code allows the rollover of most distributions from tax-qualified plans and
Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:



    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,



    -  a required minimum distribution,



    -  a hardship distribution; or



    -  the non-taxable portion of a distribution.



Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.



SEE YOUR OWN TAX ADVISER



It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

From time to time Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period since the inception of the underlying Portfolios. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to Variable Fund D under other contracts issued by us. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by Variable Fund D are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of Variable Fund D will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of the underlying fund. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
      Variable Fund D
      Directors and Principal Management Officers of Minnesota Life
      Other Contracts
      Distribution of Contracts
      Annuity Payments
      Auditors
      Financial Statements
      Appendix A - Calculation of Unit Values

APPENDIX A - CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Fund D and of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each sub-account for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Variable Fund D included in the Statement of Additional Information.

                                                                    YEAR ENDED DECEMBER 31,
                                         2000        1999        1998        1997        1996        1995        1994
                                       ---------   ---------   ---------   ---------   ---------   ---------   ---------
Growth Sub-Account:
  Unit value at beginning of
   period...........................      $30.79      $24.63      $18.38      $13.84      $11.88       $9.60       $9.57
  Unit value at end of period.......      $23.98      $30.79      $24.63      $18.38      $13.84      $11.88       $9.60
  Number of units outstanding at end
   of period........................   2,675,937   3,098,116   3,881,390   4,229,239   4,666,243   4,918,859   5,406,377
Bond Sub-Account:
  Unit value at beginning of
   period...........................       $1.78       $1.84       $1.75       $1.60       $1.57       $1.32       $1.39
  Unit value at end of period.......       $1.95       $1.78       $1.84       $1.75       $1.60       $1.57       $1.32
  Number of units outstanding at end
   of period........................      90,020      29,421     222,720     256,628     296,978     321,612     386,750
Money Market Sub-Account:
  Unit value at beginning of
   period...........................       $1.41       $1.35       $1.29       $1.24       $1.19       $1.13       $1.10
  Unit value at end of period.......       $1.48       $1.41       $1.35       $1.29       $1.24       $1.19       $1.13
  Number of units outstanding at end
   of period........................     346,924     434,563     279,497     309,546     395,596     352,735     457,011
Asset Allocation Sub-Account:
  Unit value at beginning of
   period...........................       $3.41       $2.98       $2.42       $2.05       $1.83       $1.47       $1.50
  Unit value at end of period.......       $3.04       $3.41       $2.98       $2.42       $2.05       $1.83       $1.47
  Number of units outstanding at end
   of period........................     434,455   1,310,008   2,377,329   2,564,823   2,804,901   2,960,127   3,175,751
Mortgage Securities Sub-Account:
  Unit value at beginning of
   period...........................       $1.80       $1.77       $1.67       $1.54       $1.47       $1.26       $1.31
  Unit value at end of period.......       $2.00       $1.80       $1.77       $1.67       $1.54       $1.47       $1.26
  Number of units outstanding at end
   of period........................      21,881      22,267      89,045     130,573     175,022     136,987     160,939
Index 500 Sub-Account:
  Unit value at beginning of
   period...........................       $5.18       $4.34       $3.41       $2.60       $2.15       $1.58       $1.57
  Unit value at end of period.......       $4.66       $5.18       $4.34       $3.41       $2.60       $2.15       $1.58
  Number of units outstanding at end
   of period........................     407,210     421,646     946,618   1,012,408     923,905     951,303     886,632
Small Company Growth Sub-Account:
  Unit value at beginning of
   period...........................       $2.55       $1.76       $1.74       $1.62       $1.54       $1.17       $1.11
  Unit value at end of period.......       $2.25       $2.55       $1.76        1.74       $1.62       $1.54       $1.17
  Number of units outstanding at end
   of period........................     129,208     111,546     177,501     109,961     114,187     124,882      72,272

                                           YEAR ENDED DECEMBER 31,
                                        1993        1992        1991
                                      ---------   ---------   ---------
Growth Sub-Account:
  Unit value at beginning of
   period...........................      $9.20       $8.80       $6.60
  Unit value at end of period.......      $9.57       $9.20       $8.80
  Number of units outstanding at end
   of period........................  5,785,198   5,758,220   5,842,088
Bond Sub-Account:
  Unit value at beginning of
   period...........................      $1.26       $1.19       $1.02
  Unit value at end of period.......      $1.39       $1.26       $1.19
  Number of units outstanding at end
   of period........................    480,411     177,794      66,385
Money Market Sub-Account:
  Unit value at beginning of
   period...........................      $1.07       $1.05       $1.00
  Unit value at end of period.......      $1.10       $1.07       $1.05
  Number of units outstanding at end
   of period........................    774,078     357,877     171,773
Asset Allocation Sub-Account:
  Unit value at beginning of
   period...........................      $1.42       $1.33       $1.04
  Unit value at end of period.......      $1.50       $1.42       $1.33
  Number of units outstanding at end
   of period........................  2,903,712   1,463,845     364,314
Mortgage Securities Sub-Account:
  Unit value at beginning of
   period...........................      $1.20       $1.14       $1.00
  Unit value at end of period.......      $1.31       $1.20       $1.14
  Number of units outstanding at end
   of period........................    286,125     265,381       5,173
Index 500 Sub-Account:
  Unit value at beginning of
   period...........................      $1.44       $1.35       $1.05
  Unit value at end of period.......      $1.57       $1.44       $1.35
  Number of units outstanding at end
   of period........................    684,210     332,893     174,242
Small Company Growth Sub-Account:
  Unit value at beginning of
   period...........................      $1.00
  Unit value at end of period.......      $1.11*
  Number of units outstanding at end
   of period........................     14,148



* The information for the sub-account is shown for the period from October 26, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration for the sub-account.


                                                                        PAGE A-1

APPENDIX B - TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

    -  elective contributions made in years beginning after December 31, 1988;

    -  earnings on those contributions; and

    - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the contract owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

PAGE B-1

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account with respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE B-2

                                     PART B

                         INFORMATION REQUIRED IN A STATEMENT

                             OF ADDITIONAL INFORMATION

                                   Variable Fund D

             Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number    Caption in Statement of Additional Information
     15.       Cover Page

     16.       Table of Contents

     17.       Variable Fund D

     18.       Not Applicable

     19.       Not Applicable

     20.       Distribution of Contracts

     21.       Performance Data

     22.       Annuity Payments

     23.       Financial Statements

                                   VARIABLE FUND D

                         Statement of Additional Information

            The date of this document and the Prospectus is:  May 1, 2001

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling Variable Fund D at (651) 665-3500, or writing Variable Fund D at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Variable Fund D

Directors and Principal Management Officers of Minnesota Life

Other Contracts

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

                                   VARIABLE FUND D

Variable Fund D ("Variable Fund D") is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was an open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.

            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                          Principal Occupation
     ---------                          --------------------
Anthony L. Andersen                Retired since November 1999, prior thereto
                                   Chair-Board of Directors, H. B. Fuller
                                   Company, St. Paul, Minnesota (Adhesive
                                   Products)

John F. Grundhofer                 Chairman, U.S. Bancorp, Minneapolis, Minnesota
                                   (Banking)

Robert E. Hunstad                  Executive Vice President, Minnesota Life
                                   Insurance Company

Dennis E. Prohofsky                Executive Vice President, General Counsel and
                                   Secretary, Minnesota Life Insurance Company

Robert L. Senkler                  Chairman of the Board, President and Chief
                                   Executive Officer, Minnesota Life Insurance
                                   Company

                                         -2-

Michael E. Shannon                 Retired since December 1999, prior thereto
                                   for more than five years Chairman, Chief
                                   Financial and Administrative Officer,
                                   Ecolab, Inc., St. Paul, Minnesota (Develops
                                   and Markets Cleaning and Sanitizing Products)

William N. Westhoff                Senior Vice President and Treasurer,
                                   Minnesota Life Insurance Company since April
                                   1998, prior thereto from August 1994 to
                                   October 1997, Senior Vice President, Global
                                   Investments, American Express Financial
                                   Corporation, Minneapolis, Minnesota

Frederick T. Weyerhaeuser          Retired since April 1998, prior thereto
                                   Chairman and Treasurer, Clearwater Investment
                                   Trust since May 1996, prior thereto for more
                                   than five years, Chairman, Clearwater
                                   Management Company, St. Paul, Minnesota
                                   (Financial Management)


Principal Officers (other than Directors)


              Name                    Position
          John F. Bruder           Senior Vice President

          Keith M. Campbell        Senior Vice President

          James E. Johnson         Senior Vice President

          Gregory S. Strong        Senior Vice President and Chief Financial
                                   Officer

          Terrence M. Sullivan     Senior Vice President

          Randy F. Wallake         Executive Vice President

All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                                   OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Life continually offers three types of Variable Fund D variable annuity contracts, all incorporating a front-end loading of sales charges. These contracts are the Individual Accumulation Annuity Contract, Group Accumulation Annuity Contract and Group Deposit Administration Variable Annuity Contracts.

                             DISTRIBUTION OF CONTRACTS

The contracts will be continuously sold by Minnesota Life insurance agents who are also registered representatives of Securian Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as the principal underwriter of the contracts. Securian Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc., which is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is the investment adviser for Variable Fund D and also a wholly-owned subsidiary of Minnesota Life. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life for payment to the underwriter for 2000, 1999, and 1998 were respectively, $44,491, $119,984, and $126,677. These include payments made by Minnesota Life on behalf of the underwriter. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

               PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. Variable Fund D may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2000 were 6.31% and 6.51%, respectively.

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

The cumulative total return figures published by Variable Fund D relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the sub-accounts for the specified periods ended December 31, 2000 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described above.


                                                                Cumulative Total Return Figures

                                                                          No Sales Load
                                                          Ten Years                       Since Inception
                                                       Ended 12/31/00                     Ended 12/31/00
                                                       ---------------                    ---------------
Growth Sub-Account                               (263.56%)          263.56%             --                --

Bond Sub-Account                                  (91.11%)           91.30%

Money Market Sub-Account                          (47.19%)           47.94%

Asset Allocation Sub-Account                     (192.51%)          192.51%

Mortgage Securities Sub-Account                   (99.51%)           99.66%

Index 500 Sub-Account                            (344.22%)          344.56%

Small Company Growth Sub-Accont                       --                --           125.19            125.30



Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The average annual total return figures published by Variable Fund D will reflect Minnesota Life's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Life voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, and .90% of the average daily net assets of the Small Company Growth Portfolio. Advantus Capital Management, Inc. ("Advantus Capital") intends to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets .15%. There is no specified or minimum period of time during which it has agreed to continue its voluntary absorption of these expenses, and may in its discretion cease its absorption of these expenses at any time. Should
Advantus Capital cease absorbing expenses, the effect would be to increase substantially fund expenses and thereby reduce investment return. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase
Fund expenses and thereby reduce investment return.

The average annual total return figures described above may be accompanied by other average annual total return quotations for the same or other periods. Such other average annual total return figures will be calculated as described above. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2000 are shown in the tables below. They are the same for the individual accumulation annuity, group accumulation annuity and group deposit administration contracts. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                Average Annual Total Return
                                                  Flexible Payment Contract

                                       One Year               Five Years              Ten Years            Since Inception
                                    Ended 12/31/00          Ended 12/31/00           Ended 12/31/00         Ended 12/31/00
                                    --------------          --------------          ---------------        ---------------
Growth Sub-Account              (-27.62%)    -27.62%      (14.17%)    14.17%      (13.78%)    13.78%      --          --

Bond Sub-Account                  (1.58%)      1.58%       (3.64%)     3.64%       (6.70%)     6.70%      --          --

Money Market Sub-Account         (-2.53%)     -2.53%       (3.66%)     3.66%       (3.99%)     3.99%      --          --

Asset Allocation Sub-Account     (-17.44%)   -17.44%       (9.75%)     9.75%      (11.33%)    11.33%      --          --

Mortgage Securities
  Sub-Account                      (2.82%)     2.82%       (5.38%)     5.83%       (7.16%)     7.16%      --          --

Index 500 Sub-Account            (-16.54%)   -16.54%      (15.82%)    15.82%      (16.09%)    16.09%      --          --

Small Company Growth             (-18.18%)   -18.18%       (7.09%)     7.09%          --         --       (10.89%)    10.89%



                                                Average Annual Total Return
                                                  Single Payment Contract

                                       One Year               Five Years               Ten Years           Since Inception
                                    Ended 12/31/00          Ended 12/31/00          Ended 12/31/00         Ended 12/31/00
                                    --------------          --------------          ---------------        ---------------
Growth Sub-Account               (-25.79%)    -25.79%      (14.47%)    14.47%       (13.78%)   13.78%     --          --

Bond Sub-Account                   (4.27%)      4.27%       (3.93%)     3.93%        (6.70%)    6.70%

Money Market Sub-Account            (.04%)       .04%       (3.95%)     3.95%        (3.95%)    3.99%

Asset Allocation Sub-Account     (-15.31%)    -15.31%      (10.05%)    10.05%       (11.32%)   11.33%

Mortgage Securities
  Sub-Account                      (5.55%)      5.55%       (5.68%)     5.68%        (7.15%)    7.16%

Index 500 Sub-Account            (-14.38%)    -14.38%      (16.14%)    16.14%       (16.09%)   16.09%

Small Company Growth             (-16.06%)    -16.06%       (7.39%)     7.39%           --        --       (10.98%)   10.98%






                                                               No Sales Load

                                       One Year                Five Years             Ten Years            Since Inception
                                    Ended 12/31/00           Ended 12/31/00         Ended 12/31/00         Ended 12/31/00
                                    --------------          ---------------         ---------------        ---------------
Growth Sub-Account              (-22.12%)   -22.12%      (15.08%)    15.08%      (13.78%)    13.78%       --          --

Bond Sub-Account                  (9.65%)     9.65%       (4.50%)     4.50%       (6.70%)     6.70%

Money Market Sub-Account          (5.18%)     5.18%       (4.52%)     4.52%       (3.95%)     3.99%

Asset Allocation Sub-Account    (-11.05%)   -11.05%      (10.64%)    10.64%      (11.33%)    11.33%

Mortgage Securities
  Sub-Account                    (11.00%)    11.00%       (6.27%)     6.27%       (7.15%)     7.16%

Index 500 Sub-Account           (-10.07%)   -10.07%      (16.77%)    16.77%      (16.09%)    16.09%

Small Company Growth            (-11.84%)   -11.84%       (7.97%)     7.97%          --         --       (11.17%)    11.17%




                                   ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.

                                       AUDITORS

The financial statements of Variable Fund D and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG LLP, 4200 Wells Fargo
Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

      INDEPENDENT AUDITORS' REPORT




The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Fund D:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Growth Segregated Sub-Accounts of Variable Fund D (the Account) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in nets assets for each of the years in the two-year period then ended and the financial highlights for the periods presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2000 were verified by examination of the underlying portfolios of Advantus Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Growth Segregated Sub-Accounts of Variable Fund D at December 31, 2000 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Minneapolis, Minnesota
February 23, 2001

                                                                                                      VARIABLE FUND D
                                                                                          STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                     DECEMBER 31, 2000


                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                          ----------------------------------------


                                          ASSETS                                                 GROWTH                BOND
                                                                                          --------------------  ------------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 25,922,471 shares at net asset value
         of $2.52 per share (cost $50,166,672)........................................  $          65,443,752                   -
     Bond Portfolio, 143,764 shares at net asset value
         of $1.22 per share (cost $166,850)...........................................                      -             175,826
     Money Market Portfolio, 513,233 shares at net asset value
         of $1.00 per share (cost $513,233)...........................................                      -                   -
     Asset Allocation Portfolio, 701,118 shares at net asset value
         of $2.00 per share (cost $1,259,026).........................................                      -                   -
     Mortgage Securities Portfolio, 35,870 shares at net asset value
         of $1.22 per share (cost $42,000)............................................                      -                   -
     Index 500 Portfolio, 493,962 shares at net asset value
         of $4.05 per share (cost $1,510,015).........................................                      -                   -
     Small Company Growth, 195,607 shares at net asset value
         of $2.05 per share (cost $409,837)...........................................                      -                   -
                                                                                          --------------------  ------------------

                                                                                                   65,443,752             175,826

Receivable from Advantus Series Fund, Inc. for investments sold ......................                 57,606                   6
Receivable from Minnesota Life for contract purchase
     payments ........................................................................                    942                   -
                                                                                          --------------------  ------------------

               Total Assets...........................................................             65,502,300             175,832
                                                                                          ====================  ==================

                                        LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased ......................                    942                   -
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges ......................................                 57,606                   6
                                                                                          --------------------  ------------------

               Total Liabilities......................................................                 58,548                   6
                                                                                          --------------------  ------------------

               Net assets applicable to annuity contract owners.......................  $          65,443,752             175,826
                                                                                          ====================  ==================

                                  CONTRACT OWNERS' EQUITY

Contracts in accumlation period.......................................................             64,172,246             175,826
Contracts in annuity payment period (note 2)..........................................              1,271,506                   -
                                                                                          --------------------  ------------------

               Total contract owners' equity..........................................  $          65,443,752             175,826
                                                                                          ====================  ==================

ACCUMULATION UNITS OUTSTANDING .......................................................              2,675,937              90,020
                                                                                          ====================  ==================

NET ASSET VALUE PER ACCUMULATION UNIT ................................................  $               23.98                1.95
                                                                                          ====================  ==================


                                                                                                     VARIABLE FUND D
                                                                                         STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                    DECEMBER 31, 2000


                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                          ------------------------------------

                                                                                                MONEY              ASSET
                                          ASSETS                                               MARKET           ALLOCATION
                                                                                          -----------------  -----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 25,922,471 shares at net asset value
         of $2.52 per share (cost $50,166,672)........................................                   -                  -
     Bond Portfolio, 143,764 shares at net asset value
         of $1.22 per share (cost $166,850)...........................................                   -                  -
     Money Market Portfolio, 513,233 shares at net asset value
         of $1.00 per share (cost $513,233)...........................................             513,233                  -
     Asset Allocation Portfolio, 701,118 shares at net asset value
         of $2.00 per share (cost $1,259,026).........................................                   -          1,401,647
     Mortgage Securities Portfolio, 35,870 shares at net asset value
         of $1.22 per share (cost $42,000)............................................                   -                  -
     Index 500 Portfolio, 493,962 shares at net asset value
         of $4.05 per share (cost $1,510,015).........................................                   -                  -
     Small Company Growth, 195,607 shares at net asset value
         of $2.05 per share (cost $409,837)...........................................                   -                  -
                                                                                          -----------------  -----------------

                                                                                                   513,233          1,401,647

Receivable from Advantus Series Fund, Inc. for investments sold ......................                  16                 45
Receivable from Minnesota Life for contract purchase
     payments ........................................................................                   -                  -
                                                                                          -----------------  -----------------

               Total Assets...........................................................             513,249          1,401,692
                                                                                          =================  =================

                                        LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased ......................                   -                  -
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges ......................................                  16                 45
                                                                                          -----------------  -----------------

               Total Liabilities......................................................                  16                 45
                                                                                          -----------------  -----------------

               Net assets applicable to annuity contract owners.......................             513,233          1,401,647
                                                                                          =================  =================

                                  CONTRACT OWNERS' EQUITY

Contracts in accumlation period.......................................................             513,233          1,321,079
Contracts in annuity payment period (note 2)..........................................                   -             80,568
                                                                                          -----------------  -----------------

               Total contract owners' equity..........................................             513,233          1,401,647
                                                                                          =================  =================

ACCUMULATION UNITS OUTSTANDING .......................................................             346,924            434,455
                                                                                          =================  =================

NET ASSET VALUE PER ACCUMULATION UNIT ................................................               1.48               3.04
                                                                                          =================  =================


                                                                                                       VARIABLE FUND D
                                                                                           STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                      DECEMBER 31, 2000


                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                          -------------------------------------

                                                                                               MORTGAGE             INDEX
                                          ASSETS                                              SECURITIES             500
                                                                                          ------------------  -----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 25,922,471 shares at net asset value
         of $2.52 per share (cost $50,166,672)........................................                    -                  -
     Bond Portfolio, 143,764 shares at net asset value
         of $1.22 per share (cost $166,850)...........................................                    -                  -
     Money Market Portfolio, 513,233 shares at net asset value
         of $1.00 per share (cost $513,233)...........................................                    -                  -
     Asset Allocation Portfolio, 701,118 shares at net asset value
         of $2.00 per share (cost $1,259,026).........................................                    -                  -
     Mortgage Securities Portfolio, 35,870 shares at net asset value
         of $1.22 per share (cost $42,000)............................................               43,698                  -
     Index 500 Portfolio, 493,962 shares at net asset value
         of $4.05 per share (cost $1,510,015).........................................                    -          1,998,371
     Small Company Growth, 195,607 shares at net asset value
         of $2.05 per share (cost $409,837)...........................................                    -                  -
                                                                                          ------------------  -----------------

                                                                                                     43,698          1,998,371

Receivable from Advantus Series Fund, Inc. for investments sold ......................                    1                 64
Receivable from Minnesota Life for contract purchase
     payments ........................................................................                    -                  -
                                                                                          ------------------  -----------------

               Total Assets...........................................................               43,699          1,998,435
                                                                                          ==================  =================

                                        LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased ......................                    -                  -
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges ......................................                    1                 64
                                                                                          ------------------  -----------------

               Total Liabilities......................................................                    1                 64
                                                                                          ------------------  -----------------

               Net assets applicable to annuity contract owners.......................               43,698          1,998,371
                                                                                          ==================  =================

                                  CONTRACT OWNERS' EQUITY

Contracts in accumlation period.......................................................               43,698          1,899,145
Contracts in annuity payment period (note 2)..........................................                    -             99,226
                                                                                          ------------------  -----------------

               Total contract owners' equity..........................................               43,698          1,998,371
                                                                                          ==================  =================

ACCUMULATION UNITS OUTSTANDING .......................................................               21,881            407,210
                                                                                          ==================  =================

NET ASSET VALUE PER ACCUMULATION UNIT ................................................                 2.00               4.66
                                                                                          ==================  =================



                                                                                                 VARIABLE FUND D
                                                                                      STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                DECEMBER 31, 2000


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                              ------------------
                                                                                                    SMALL
                                                                                                   COMPANY
                                          ASSETS                                                    GROWTH
                                                                                              ------------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 25,922,471 shares at net asset value
         of $2.52 per share (cost $50,166,672)........................................
     Bond Portfolio, 143,764 shares at net asset value
         of $1.22 per share (cost $166,850)...........................................                        -
     Money Market Portfolio, 513,233 shares at net asset value
         of $1.00 per share (cost $513,233)...........................................                        -
     Asset Allocation Portfolio, 701,118 shares at net asset value
         of $2.00 per share (cost $1,259,026).........................................                        -
     Mortgage Securities Portfolio, 35,870 shares at net asset value
         of $1.22 per share (cost $42,000)............................................                        -
     Index 500 Portfolio, 493,962 shares at net asset value
         of $4.05 per share (cost $1,510,015).........................................                        -
     Small Company Growth, 195,607 shares at net asset value
         of $2.05 per share (cost $409,837)...........................................                  400,430
                                                                                              ------------------

                                                                                                        400,430

Receivable from Advantus Series Fund, Inc. for investments sold ......................                        -
Receivable from Minnesota Life for contract purchase
     payments ........................................................................                       13
                                                                                              ------------------

               Total Assets...........................................................                  400,443
                                                                                              ==================

                                        LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased ......................                       13
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges ......................................                        -
                                                                                              ------------------

               Total Liabilities......................................................                       13
                                                                                              ------------------

               Net assets applicable to annuity contract owners.......................                  400,430
                                                                                              ==================

                                  CONTRACT OWNERS' EQUITY

Contracts in accumlation period.......................................................                  290,597
Contracts in annuity payment period (note 2)..........................................                  109,833
                                                                                              ------------------

               Total contract owners' equity..........................................                  400,430
                                                                                              ==================

ACCUMULATION UNITS OUTSTANDING .......................................................                  129,208
                                                                                              ==================

NET ASSET VALUE PER ACCUMULATION UNIT ................................................                     2.25
                                                                                              ==================

See accompanying notes to financial statements.

                                                                                               VARIABLE FUND D
                                                                                           STATEMENTS OF OPERATIONS
                                                                                              DECEMBER 31, 2000

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------


                                                                                       GROWTH                BOND
                                                                                 ------------------    -----------------
 Investment income (loss):
      Investment income distributions from underlying
          mutual fund (note 5).............................................. $               3,345                3,014
      Mortality and expense charges (note 4) ...............................              (721,546)                (813)
                                                                                 ------------------    -----------------

          Investment income (loss) - net....................................              (718,201)               2,201
                                                                                 ------------------    -----------------

 Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying
          mutual fund (note 5)..............................................             3,292,752                    -
                                                                                 ------------------    -----------------

      Realized gains (losses) on sales of investments:
          Proceeds from sales...............................................            13,906,751               13,725
          Cost of investments sold..........................................            (9,108,483)             (13,708)
                                                                                 ------------------    -----------------

                                                                                         4,798,268                   17
                                                                                 ------------------    -----------------

          Net realized gains (losses) on investments........................             8,091,020                   17
                                                                                 ------------------    -----------------

      Net change in unrealized appreciation or depreciation
          of investments....................................................           (27,834,610)               9,359
                                                                                 ------------------    -----------------

          Net gains (losses) on investments.................................           (19,743,630)               9,376
                                                                                 ------------------    -----------------


          Net increase (decrease) in net assets resulting from operations... $         (20,461,811)              11,577
                                                                                 ==================    =================



                                                                                             VARIABLE FUND D
                                                                                         STATEMENTS OF OPERATIONS
                                                                                            DECEMBER 31, 2000

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                 ----------------------------------------

                                                                                       MONEY                 ASSET
                                                                                      MARKET               ALLOCATION
                                                                                 -----------------     ------------------
 Investment income (loss):
      Investment income distributions from underlying
          mutual fund (note 5)..............................................               28,744                 37,526
      Mortality and expense charges (note 4) ...............................               (3,967)               (34,276)
                                                                                 -----------------     ------------------

          Investment income (loss) - net....................................               24,777                  3,250
                                                                                 -----------------     ------------------

 Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying
          mutual fund (note 5)..............................................                    -                207,584
                                                                                 -----------------     ------------------

      Realized gains (losses) on sales of investments:
          Proceeds from sales...............................................              227,982              2,884,239
          Cost of investments sold..........................................             (227,982)            (2,511,315)
                                                                                 -----------------     ------------------

                                                                                                -                372,924
                                                                                 -----------------     ------------------

          Net realized gains (losses) on investments........................                    -                580,508
                                                                                 -----------------     ------------------

      Net change in unrealized appreciation or depreciation
          of investments....................................................                    -             (1,112,524)
                                                                                 -----------------     ------------------

          Net gains (losses) on investments.................................                    -               (532,016)
                                                                                 -----------------     ------------------


          Net increase (decrease) in net assets resulting from operations...               24,777               (528,766)
                                                                                 =================     ==================


                                                                                           VARIABLE FUND D
                                                                                       STATEMENTS OF OPERATIONS
                                                                                          DECEMBER 31, 2000

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------

                                                                                     MORTGAGE             INDEX
                                                                                    SECURITIES             500
                                                                                 -----------------  ------------------
 Investment income (loss):
      Investment income distributions from underlying
          mutual fund (note 5)..............................................                2,714              16,137
      Mortality and expense charges (note 4) ...............................                 (328)            (17,600)
                                                                                 -----------------  ------------------

          Investment income (loss) - net....................................                2,386              (1,463)
                                                                                 -----------------  ------------------

 Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying
          mutual fund (note 5)..............................................                    -              33,581
                                                                                 -----------------  ------------------

      Realized gains (losses) on sales of investments:
          Proceeds from sales...............................................                1,017             181,489
          Cost of investments sold..........................................               (1,034)           (123,306)
                                                                                 -----------------  ------------------

                                                                                              (17)             58,183
                                                                                 -----------------  ------------------

          Net realized gains (losses) on investments........................                  (17)             91,764
                                                                                 -----------------  ------------------

      Net change in unrealized appreciation or depreciation
          of investments....................................................                1,942            (312,781)
                                                                                 -----------------  ------------------

          Net gains (losses) on investments.................................                1,925            (221,017)
                                                                                 -----------------  ------------------


          Net increase (decrease) in net assets resulting from operations...                4,311            (222,480)
                                                                                 =================  ==================


                                                                                      VARIABLE FUND D
                                                                                 STATEMENTS OF OPERATIONS
                                                                                     DECEMBER 31, 2000

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------
                                                                                          SMALL
                                                                                         COMPANY
                                                                                          GROWTH
                                                                                    ------------------
 Investment income (loss):
      Investment income distributions from underlying
          mutual fund (note 5)..............................................                        -
      Mortality and expense charges (note 4) ...............................                   (3,305)
                                                                                    ------------------

          Investment income (loss) - net....................................                   (3,305)
                                                                                    ------------------

 Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying
          mutual fund (note 5)..............................................                   23,467
                                                                                    ------------------

      Realized gains (losses) on sales of investments:
          Proceeds from sales...............................................                   88,607
          Cost of investments sold..........................................                  (66,233)
                                                                                    ------------------

                                                                                               22,374
                                                                                    ------------------

          Net realized gains (losses) on investments........................                   45,841
                                                                                    ------------------

      Net change in unrealized appreciation or depreciation
          of investments....................................................                 (112,930)
                                                                                    ------------------

          Net gains (losses) on investments.................................                  (67,089)
                                                                                    ------------------


          Net increase (decrease) in net assets resulting from operations...                  (70,394)
                                                                                    ==================


See accompanying notes to financial statements.

                                                                                              VARIABLE FUND D
                                                                                       STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             DECEMBER 31, 2000

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                 -----------------------------------------


                                                                                        GROWTH                 BOND
                                                                                 --------------------   ------------------
 Operations:
      Investment income (loss) - net ....................................... $              (718,201)               2,201
      Net realized gains (losses) on investments ...........................               8,091,020                   17
      Net change in unrealized appreciation or depreciation
         of investments ....................................................             (27,834,630)                9,359
                                                                                 --------------------   ------------------

 Net increase (decrease) in net assets resulting
      from operations ......................................................             (20,461,811)              11,577
                                                                                 --------------------   ------------------

 Contract transactions (notes 2, 3, 5 and 6):
      Contract purchase payments ...........................................               1,921,159              124,744
      Contract terminations and  withdrawal payments .......................             (12,877,991)             (12,912)
      Actuarial adjustments for mortality experience on annuities
           in payment period ...............................................                 (82,244)                   -
      Annuity benefit payments..............................................                (224,971)                   -
                                                                                 --------------------   ------------------

 Increase in net assets from contract transactions .........................             (11,264,047)             111,832
                                                                                 --------------------   ------------------

 Increase in net assets ....................................................             (31,725,858)             123,409

 Net assets at the beginning of year .......................................              97,169,610               52,417
                                                                                 --------------------   ------------------

 Net assets at the end of year.............................................. $            65,443,752              175,826
                                                                                 ====================   ==================


                                                                                              VARIABLE FUND D
                                                                                     STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             DECEMBER 31, 2000

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------

                                                                                       MONEY                ASSET
                                                                                       MARKET             ALLOCATION
                                                                                 ------------------   ------------------
 Operations:
      Investment income (loss) - net .......................................                24,777                3,250
      Net realized gains (losses) on investments ...........................                     -              580,508
      Net change in unrealized appreciation or depreciation
         of investments ....................................................                     -           (1,112,524)
                                                                                 ------------------   ------------------

 Net increase (decrease) in net assets resulting
      from operations ......................................................                24,777             (528,766)
                                                                                 ------------------   ------------------

 Contract transactions (notes 2, 3, 5 and 6):
      Contract purchase payments ...........................................               101,233              152,560
      Contract terminations and  withdrawal payments .......................              (224,015)          (2,833,552)
      Actuarial adjustments for mortality experience on annuities
           in payment period ...............................................                     -                  (97)
      Annuity benefit payments..............................................                     -              (16,314)
                                                                                 ------------------   ------------------

 Increase in net assets from contract transactions .........................              (122,782)          (2,697,403)
                                                                                 ------------------   ------------------

 Increase in net assets ....................................................               (98,005)          (3,226,169)

 Net assets at the beginning of year .......................................               611,238            4,627,816
                                                                                 ------------------   ------------------

 Net assets at the end of year..............................................               513,233            1,401,647
                                                                                 ==================   ==================


                                                                                             VARIABLE FUND D
                                                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            DECEMBER 31, 2000

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                 --------------------------------------

                                                                                     MORTGAGE               INDEX
                                                                                    SECURITIES               500
                                                                                 -----------------    -----------------
 Operations:
      Investment income (loss) - net .......................................                2,386               (1,463)
      Net realized gains (losses) on investments ...........................                  (17)              91,764
      Net change in unrealized appreciation or depreciation
         of investments ....................................................                1,942             (312,781)
                                                                                 -----------------    -----------------

 Net increase (decrease) in net assets resulting
      from operations ......................................................                4,311             (222,480)
                                                                                 -----------------    -----------------

 Contract transactions (notes 2, 3, 5 and 6):
      Contract purchase payments ...........................................                    -               59,165
      Contract terminations and  withdrawal payments .......................                 (689)            (153,064)
      Actuarial adjustments for mortality experience on annuities
           in payment period ...............................................                    -                 (127)
      Annuity benefit payments..............................................                    -              (10,697)
                                                                                 -----------------    -----------------

 Increase in net assets from contract transactions .........................                 (689)            (104,723)
                                                                                 -----------------    -----------------

 Increase in net assets ....................................................                3,622             (327,203)

 Net assets at the beginning of year .......................................               40,076            2,325,574
                                                                                 -----------------    -----------------

 Net assets at the end of year..............................................               43,698            1,998,371
                                                                                 =================    =================

                                                                                       VARIABLE FUND D
                                                                            STATEMENTS OF CHANGES IN NET ASSETS
                                                                                     DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                     ------------------
                                                                                           SMALL
                                                                                          COMPANY
                                                                                           GROWTH
                                                                                     ------------------
   Operations:
      Investment income (loss) - net .......................................                    (3,305)
      Net realized gains (losses) on investments ...........................                    45,841
      Net change in unrealized appreciation or depreciation
         of investments ....................................................                  (112,930)
                                                                                     ------------------

 Net increase (decrease) in net assets resulting
      from operations ......................................................                   (70,394)
                                                                                     ------------------

 Contract transactions (notes 2, 3, 5 and 6):
      Contract purchase payments ...........................................                   154,986
      Contract terminations and  withdrawal payments .......................                   (78,954)
      Actuarial adjustments for mortality experience on annuities
           in payment period ...............................................                    62,927
      Annuity benefit payments..............................................                    (6,230)
                                                                                     ------------------

 Increase in net assets from contract transactions .........................                   132,729
                                                                                     ------------------

 Increase in net assets ....................................................                    62,335

 Net assets at the beginning of year .......................................                   338,095
                                                                                     ------------------

 Net assets at the end of year..............................................                   400,430
                                                                                     ==================


See accompanying notes to financial statements.

                                VARIABLE FUND D
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------
                                                                                                                 MONEY       ASSET
                                                                                      GROWTH        BOND        MARKET    ALLOCATION
                                                                                  -------------- -----------  ---------- -----------
Operations:
    Investment income (loss) - net ............................................. $      (77,490)     26,090      19,856     212,668
    Net realized gains (losses) on investments .................................     11,077,709     (33,637)          -   1,134,319
    Net change in unrealized appreciation or depreciation  of investments ......      9,648,060      (4,603)          -    (652,983)
                                                                                  -------------- -----------  ---------- -----------

Net increase (decrease) in net assets resulting from operations ................     20,648,279     (12,150)     19,856     694,004
                                                                                  -------------- -----------  ---------- -----------

Contract transactions (notes 2, 3, 5 and 6):
    Contract purchase payments .................................................      2,914,329     771,432     321,074     231,918
    Contract terminations and withdrawal payments ..............................    (23,435,010) (1,116,921)   (107,259) (3,469,430)
    Actuarial adjustments for mortality experience on annuities in payment
        period .................................................................         35,319           -           -          92
    Annuity benefit payments ...................................................       (205,373)          -           -     (16,869)
                                                                                  -------------- -----------  ---------- -----------

Increase (decrease) in net assets from contract transactions ...................    (20,690,735)   (345,489)    213,815  (3,254,289)
                                                                                  -------------- -----------  ---------- -----------

Increase (decrease) in net assets ..............................................        (42,456)   (357,639)    233,671  (2,560,285)

Net assets at the beginning of year ............................................     97,212,066     410,056     377,567   7,188,101
                                                                                  -------------- -----------  ---------- -----------

Net assets at the end of year .................................................. $   97,169,610      52,417     611,238   4,627,816
                                                                                  ============== ===========  ========== ===========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                  -----------------------------------------------
                                                                                                                       SMALL
                                                                                    MORTGAGE          INDEX           COMPANY
                                                                                   SECURITIES          500            GROWTH
                                                                                  --------------  --------------   --------------
Operations:
    Investment income (loss) - net .............................................          7,671          35,120             (763)
    Net realized gains (losses) on investments .................................         (1,541)      1,280,606           21,794
    Net change in unrealized appreciation or depreciation  of investments ......         (4,435)       (656,714)          81,224
                                                                                  --------------  --------------   --------------

Net increase (decrease) in net assets resulting from operations ................          1,695         659,012          102,255
                                                                                  --------------  --------------   --------------

Contract transactions (notes 2, 3, 5 and 6):
    Contract purchase payments .................................................          7,454         901,067          275,794
    Contract terminations and withdrawal payments ..............................       (127,035)     (3,451,603)        (388,884)
    Actuarial adjustments for mortality experience on annuities in payment
        period .................................................................              -             114               40
    Annuity benefit payments ...................................................              -         (10,943)          (2,328)
                                                                                  --------------  --------------   --------------

Increase (decrease) in net assets from contract transactions ...................       (119,581)     (2,561,365)        (115,378)
                                                                                  --------------  --------------   --------------

Increase (decrease) in net assets ..............................................       (117,886)     (1,902,353)         (13,123)

Net assets at the beginning of year ............................................        157,962       4,227,927          351,218
                                                                                  --------------  --------------   --------------

Net assets at the end of year ..................................................         40,076       2,325,574          338,095
                                                                                  ==============  ==============   ==============


See accompanying notes to financial statements.

                                 VARIABLE FUND D

                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Variable Fund D (the Account) is organized as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity payments to one or more of the seven segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund) organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, and Small Company Growth segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, and Small Company Growth Portfolios of the Fund, respectively.

     Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Ascend Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actuals results could differ from those estimates.

     INVESTMENTS IN ADVANTUS SERIES FUND, INC.

     Investments in shares of the Fund are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for contracts currently payable using the Progressive Annuity Mortality Table and an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

                                 VARIABLE FUND D

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.795 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.4 percent of the average daily net assets of the Account.


     Sales and administrative service charges, depending upon the type of contract, may be deducted from the contract owner's contract purchase payment or withdrawal. Total sales and administrative charges deducted from contract purchase payments or contract withdrawal proceeds for the years ended December 31, 2000 and 1999 amounted to $16,358 and $2,199, respectively.


     After the reorganization of Fund D as a unit investment trust in 1990, the Account does not pay an investment advisory fee as it does not invest directly in a portfolio of securities. However, contract values that are allocated to the segregated accounts after the reorganization are invested in Fund portfolios that pay investment advisory fees as well as other operating expenses. Investment advisory fees are based on the average daily net assets of the Fund portfolios at the annual rate of .45 percent for the Growth, .30 percent for Bond, .25 percent for Money Market, .35 percent for Asset Allocation, .30 percent Mortgage Securities, .15 percent for the Index 500 Portfolio and .65 percent for the Small Company Growth Portfolio. In addition, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.

     In calculating the accumulation unit value for the Growth segregated sub-account, Minnesota Life has agreed to make an adjustment that will have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee and the operating expenses incurred by the Growth Portfolio over the .265 percent investment advisory paid prior to the reorganization in 1990. In calculating value for the segregated sub-accounts other than Growth, Minnesota Life will make the accumulation unit adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Fund over the .265 percent investment management fee paid prior to the reorganization. No adjustment will be made for the additional operating expenses, including 12b-1 fees, charged to those portfolios. Advantus Capital Management, Inc. has voluntarily agreed to absorb other operating expenses that exceed .15 percent.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2000.

     Growth........................................................  $5,217,255
     Bond..........................................................     127,758
     Money Market..................................................     129,977
     Asset Allocation..............................................     397,670
     Mortgage Securities...........................................       2,714
     Index 500.....................................................     108,884
     Small Company Growth..........................................     241,498

                                VARIABLE FUND D


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2000, 1999, and 1998 were as follows:


                                                               SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------

                                                             GROWTH                BOND
                                                      ---------------------  ------------------
     Units outstanding at
        December 31, 1998 .............................          3,881,390             222,720
           Contract purchase
               payments ...............................            110,947             427,206
           Contract terminations, withdrawal
               payments and charges ...................           (894,221)           (620,505)
                                                      ---------------------  ------------------
     Units outstanding at
        December 31, 1999 .............................          3,098,116              29,421
           Contract purchase
               payments ...............................             62,004              67,824
           Contract terminations, withdrawal
               payments and charges ...................           (484,183)             (7,225)
                                                      ---------------------  ------------------
      Units outstanding at
         December 31, 2000 ............................          2,675,937              90,020
                                                      =====================  ==================

                                                              SEGREGATED SUB-ACCOUNTS
                                                      ----------------------------------------
                                                            MONEY                ASSET
                                                            MARKET             ALLOCATION
                                                      -------------------  -------------------
     Units outstanding at
        December 31, 1998 .............................          279,497            2,377,329
           Contract purchase
               payments ...............................          232,416               60,523
           Contract terminations, withdrawal
               payments and charges ...................          (77,350)          (1,127,844)
                                                      -------------------  -------------------
     Units outstanding at
        December 31, 1999 .............................          434,563            1,310,008
           Contract purchase
               payments ...............................           69,707               44,161
           Contract terminations, withdrawal
               payments and charges ...................         (157,346)            (919,714)
                                                      -------------------  -------------------
      Units outstanding at
         December 31, 2000 ............................          346,924              434,455
                                                      ===================  ===================



                                                                        SEGREGATED SUB-ACCOUNTS
                                                      --------------------------------------------------------------
                                                                                                       SMALL
                                                            MORTGAGE               INDEX               COMPANY
                                                           SECURITIES               500                GROWTH
                                                      ---------------------  ------------------  -------------------
     Units outstanding at
        December 31, 1998 .............................             89,045             949,618              177,501
           Contract purchase
               payments ...............................              4,238             189,002              153,925
           Contract terminations, withdrawal
               payments and charges ...................            (71,016)           (716,974)            (219,880)
                                                      ---------------------  ------------------  -------------------
     Units outstanding at
        December 31, 1999 .............................             22,267             421,646              111,546
           Contract purchase
               payments ...............................                  -              12,135               48,197
           Contract terminations, withdrawal
               payments and charges ...................               (386)            (26,571)             (30,535)
                                                      ---------------------  ------------------  -------------------
      Units outstanding at
         December 31, 2000 ............................             21,881             407,210              129,208
                                                      =====================  ==================  ===================

                                 VARIABLE FUND D

(6)  FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the years indicated:

       GROWTH
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997          1996
                                                              -------------   -----------    -----------   -----------   -----------
       Unit value, beginning of year ....................... $       30.79         24.63          18.38         13.84         11.88
                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income (loss) .....................          (.24)         (.02)           .08           .05           .05
          Net gains or losses on securities
              (both realized and unrealized) ...............         (6.57)         6.18           6.17          4.49          1.91
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations .............         (6.81)         6.16           6.25          4.54          1.96
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, end of year ............................. $       23.98         30.79          24.63         18.38         13.84
                                                              =============   ===========    ===========   ===========   ===========

       BOND
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997          1996
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, beginning of year ....................... $        1.78          1.84           1.75          1.60          1.57
                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income ............................           .04            15            .09           .09           .07
          Net gains or losses on securities
              (both realized and unrealized) ...............           .13          (.21)             -           .06          (.04)
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations .............           .17          (.06)           .09           .15           .03
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, end of year ............................. $        1.95          1.78           1.84          1.75          1.60
                                                              =============   ===========    ===========   ===========   ===========

       MONEY MARKET
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997             1996
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, beginning of year                         $        1.41          1.35           1.29          1.24          1.19
                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income                                        .07           .06           .06           .05           .05
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations                         .07           .06            .06           .05           .05
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, end of year ............................. $        1.48          1.41           1.35          1.29          1.24
                                                              =============   ===========    ===========   ===========   ===========

                                        5



                    VARIABLE FUND D

(6)  FINANCIAL HIGHLIGHTS - CONTINUED

       ASSET ALLOCATION
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997          1996
                                                              -------------   -----------    -----------   -----------   -----------
       Unit value, beginning of year ....................... $        3.41          2.98           2.42          2.05          1.83
                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income ............................             -           .12            .05           .04           .05
          Net gains or losses on securities
              (both realized and unrealized) ...............          (.37)          .31            .51           .33           .17
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations .............          (.37)          .43            .56           .37           .22
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, end of year ............................. $        3.04          3.41           2.98          2.42          2.05
                                                              =============   ===========    ===========   ===========   ===========

       MORTGAGE SECURITIES
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997          1996
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, beginning of year ....................... $        1.80          1.77           1.67          1.54          1.47

                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income  ...........................           .11           .16            .09           .12           .06
          Net gains or losses on securities
              (both realized and unrealized) ...............           .09          (.13)           .01           .01           .01
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations .............           .20           .03            .10           .13           .07
                                                              -------------   -----------    -----------   -----------   -----------


       Unit value, end of year .............................$         2.00          1.80           1.77          1.67          1.54
                                                              =============   ===========    ===========   ===========   ===========


       INDEX 500
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997          1996
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, beginning of year .......................$         5.18          4.34           3.41          2.60          2.15
                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income ............................            -            .05            .01           .01           .02
          Net gains or losses on securities
              (both realized and unrealized) ...............          (.52)          .79            .92           .80           .43
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations .............          (.52)          .84            .93           .81           .45
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, end of year .............................$         4.66          5.18           4.34          3.41          2.60
                                                              =============   ===========    ===========   ===========   ===========

                                      6

                                VARIABLE FUND D

(6)  FINANCIAL HIGHLIGHTS - CONTINUED

       SMALL COMPANY GROWTH
                                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                  2000           1999           1998          1997          1996
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, beginning of year
                                                             $        2.55          1.76           1.74          1.62          1.54
                                                              -------------   -----------    -----------   -----------   -----------

       Income from investment operations:

          Net investment income (loss) .....................          (.03)         (.01)          (.01)         (.01)         (.01)
          Net gains or losses on securities
              (both realized and unrealized) ...............          (.27)          .80            .03           .13           .09
                                                              -------------   -----------    -----------   -----------   -----------

              Total from investment operations .............          (.30)          .79            .02           .12           .08
                                                              -------------   -----------    -----------   -----------   -----------

       Unit value, end of year ............................. $        2.25          2.55           1.76          1.74          1.62
                                                              =============   ===========    ===========   ===========   ===========

Independent Auditors' Report

The Board of Directors

Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota

February 9, 2001

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2000 and 1999

                                  Assets

                                                         2000        1999
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,501,951 and $4,868,584)                        $ 4,623,058 $ 4,803,568
   Held-to-maturity, at amortized cost (fair value
    $886,315 and $968,852)                                860,632     974,814
  Equity securities, at fair value (cost $561,236 and
   $587,014)                                              638,032     770,269
  Mortgage loans, net                                     664,853     696,672
  Real estate, net                                         17,520      36,793
  Finance receivables, net                                128,545     134,812
  Policy loans                                            250,246     237,335
  Short-term investments                                  139,107      93,993
  Private equities (cost $293,333 and $232,412)           464,303     284,797
  Other invested assets                                   233,346      53,919
                                                      ----------- -----------
   Total investments                                    8,019,642   8,086,972
  Cash                                                     67,951     116,803
  Deferred policy acquisition costs                       711,546     713,217
  Accrued investment income                                91,887      93,385
  Premiums receivable, net                                109,062      94,171
  Property and equipment, net                              67,095      59,223
  Reinsurance recoverables                                587,335     194,940
  Other assets                                             59,862      58,449
  Separate account assets                               8,201,803   8,931,456
                                                      ----------- -----------
     Total assets                                     $17,916,183 $18,348,616
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,061,213 $ 4,234,183
  Future policy and contract benefits                   1,875,370   1,826,953
  Pending policy and contract claims                      107,015      90,762
  Other policyholders funds                               472,108     451,056
  Policyholders dividends payable                          55,813      51,749
  Unearned premiums and fees                              210,878     208,013
  Federal income tax liability:
   Current                                                 44,060      63,104
   Deferred                                               192,525     125,094
  Other liabilities                                       488,938     441,778
  Notes payable                                           185,000     218,000
  Separate account liabilities                          8,156,131   8,882,060
                                                      ----------- -----------
   Total liabilities                                   15,849,051  16,592,752
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                       5,000       5,000
  Additional paid in capital                                3,000       3,000
  Retained earnings                                     1,811,707   1,629,787
  Accumulated other comprehensive income                  247,425     118,077
                                                      ----------- -----------
   Total stockholder's equity                           2,067,132   1,755,864
                                                      ----------- -----------
     Total liabilities and stockholder's equity       $17,916,183 $18,348,616
                                                      =========== ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  761,451  $  697,799  $  577,693
  Policy and contract fees                   359,980     331,110     300,361
  Net investment income                      575,900     540,056     531,081
  Net realized investment gains              147,623      79,615     114,652
  Finance charge income                       31,000      31,969      35,880
  Other income                                89,386      81,135      73,498
                                          ----------  ----------  ----------
    Total revenues                         1,965,340   1,761,684   1,633,165
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     697,396     667,207     519,926
  Interest credited to policies and con-
   tracts                                    289,298     282,627     290,870
  General operating expenses                 379,933     358,387     360,916
  Commissions                                123,463     110,645     110,211
  Administrative and sponsorship fees         80,288      79,787      80,183
  Dividends to policyholders                  19,526      18,928      25,159
  Interest on notes payable                   26,146      24,282      22,360
  Amortization of deferred policy acqui-
   sition costs                              185,962     123,455     148,098
  Capitalization of policy acquisition
   costs                                    (180,689)   (152,602)   (166,140)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,621,323   1,512,716   1,391,583
                                          ----------  ----------  ----------
      Income from operations before taxes    344,017     248,968     241,582
  Federal income tax expense (benefit):
    Current                                  113,700      75,172      93,584
    Deferred                                  (4,403)     (1,439)    (15,351)
                                          ----------  ----------  ----------
      Total federal income tax expense       109,297      73,733      78,233
                                          ----------  ----------  ----------
        Net income                        $  234,720  $  175,235  $  163,349
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $      --   $     (947)
  Unrealized gains (losses) on securities    129,348     (85,538)     47,889
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    129,348     (85,538)     46,942
                                          ----------  ----------  ----------
        Comprehensive income              $  364,068  $   89,697  $  210,291
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $    5,000  $      --
  Issued during the year                         --          --        5,000
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $      --   $      --
  Contribution                                   --        3,000         --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,629,787  $1,513,661  $1,380,012
  Net income                                 234,720     175,235     163,349
  Retained earnings transfer for common
   stock issued                                  --          --       (5,000)
  Dividends to stockholder                   (52,800)    (59,109)    (24,700)
                                          ----------  ----------  ----------
    Total retained earnings               $1,811,707  $1,629,787  $1,513,661
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  118,077  $  203,615  $  156,673
  Change in unrealized appreciation (de-
   preciation) of investments                129,348     (85,538)     47,889
  Change in unrealized gain on foreign
   currency translation                          --          --         (947)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  247,425  $  118,077  $  203,615
                                          ==========  ==========  ==========
      Total stockholder's equity          $2,067,132  $1,755,864  $1,722,276
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2000, 1999 and 1998

                                               2000         1999         1998
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $   234,720  $   175,235  $   163,349
Adjustments to reconcile net income to net
 cash
 provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                289,298      282,627      290,870
 Fees deducted from policy and contract
  balances                                     (222,243)    (217,941)    (212,901)
 Change in future policy benefits                48,417       68,578       56,716
 Change in other policyholders liabili-
  ties                                           23,655       29,426       11,965
 Amortization of deferred policy acquisi-
  tion costs                                    185,962      123,455      148,098
 Capitalization of policy acquisition
  costs                                        (180,689)    (152,602)    (166,140)
 Change in premiums receivable                  (14,891)     (31,562)       5,421
 Change in federal income tax liabilities       (23,447)      14,598       (7,455)
 Net realized investment gains                 (147,623)     (79,615)    (114,652)
 Change in reinsurance recoverables            (406,852)     (18,257)     (26,557)
 Other, net                                     110,107       (9,057)      57,081
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                             (103,586)     184,885      205,795
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,373,968    1,856,757    1,835,955
 Equity securities                              791,354      705,050      621,125
 Real estate                                      4,226        7,341        7,800
 Private equities                                46,012       28,128       20,025
 Other invested assets                           18,554        5,731          822
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      306,017      345,677      414,726
 Fixed maturity securities, held-to-matu-
  rity                                          127,450      122,704      148,848
 Mortgage loans                                 100,617      116,785      126,066
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (1,390,655)  (2,432,049)  (2,384,720)
 Fixed maturity securities, held-to-matu-
  rity                                          (13,897)      (8,446)     (99,989)
 Equity securities                             (634,873)    (613,596)    (610,553)
 Mortgage loans                                 (68,685)    (130,013)    (141,008)
 Real estate                                        (99)      (1,016)      (5,612)
 Private equities                               (84,239)     (79,584)     (64,811)
 Other invested assets                           (2,689)     (11,435)     (10,871)
Finance receivable originations or pur-
 chases                                        (180,433)     (74,989)     (77,141)
Finance receivable principal payments           176,053       88,697      109,277
Other, net                                      (96,556)     (91,346)     104,519
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              472,125     (165,604)      (5,542)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      497,868      448,012      952,622
Withdrawals from annuity and insurance
 contracts                                     (689,749)    (478,775)  (1,053,844)
Proceeds from issuance of debt                      --        50,000       40,000
Payments on debt                               (123,000)     (49,000)     (31,000)
Dividends paid to stockholder                   (52,800)     (83,809)         --
Other, net                                       (4,596)      (7,008)      (4,467)
                                            -----------  -----------  -----------
   Net cash used for financing activities      (372,277)    (120,580)     (96,689)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                                (3,738)    (101,299)     103,564
Cash and short-term investments, beginning
 of year                                        210,796      312,095      208,531
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   207,058  $   210,796  $   312,095
                                            ===========  ===========  ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(1) Nature of Operations

Description of Business

The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 2000 for these business units were $690,624,000, $306,113,000, $469,050,000,
$183,443,000 and $79,960,000, respectively. Additional revenues of $236,150,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure

Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $13,314,000 and $7,790,000 and amortized software expense of $5,014,000 and $1,716,000 as of December 31, 2000 and 1999
respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select assets classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2000 and 1999, was $7,334,000 and $7,101,000, respectively.

   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

During the fourth quarter of 2000, the Company sold all of its investments in international bonds denominated in foreign currencies. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. Upon sale of the international investments, the Company purchased offsetting forward contracts, such that upon close date of the existing contracts, there is expected to be no material impact to the Company's results of operations or financial position. Notional amounts of the forward contracts for the years ended December 31, 2000 and 1999, were $65,771,000 and $98,606,000, respectively.

   In June 1998, the FASB issued Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In June 1999, the FASB issued Statement No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)

postponed the adoption date of FAS 133. As such, the Company is not required to adopt FAS 133 until the year 2001. The Company will adopt FAS 133 effective January 1, 2001. As part of the adoption, the Company has elected to exercise the one-time option available under FAS 133 to reclassify all of its held-to-maturity fixed income securities to the available-for-sale category. The Company has estimated an impact for this change of approximately $17,000,000 to other comprehensive income. The Company expects no other material impacts to its results of operations or financial position due to the adoption of FAS 133.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Securities Lending

Beginning in 2000, the Company engaged in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 110% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. At December 31, 2000, $72,372,000 of securities were loaned to other financial institutions, consisting of common stock investments. As of December 31, 2000, the collateral associated with securities lending was $77,124,000.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet in other invested assets and other liabilities, respectively. Additionally, the securities on loan at year-end are included in other invested assets in the consolidated balance sheet.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $131,841,000 and $118,118,000 at December 31, 2000 and 1999, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 2000, 1999 and 1998, were $13,723,000, $11,749,000 and $10,765,000, respectively.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $45,672,000 and $49,396,000 at December 31, 2000 and 1999, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reclassifications

Certain 1999 and 1998 consolidated financial statement balances have been reclassified to conform to the 2000 presentation.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2000 and 1999, the total participating business in force was $20,372,806,000 and $21,565,675,000, respectively.

Income Taxes

The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the corporation. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $429,168  $428,286  $445,220
Equity securities            52,097    29,282    12,183
Mortgage loans               54,313    54,596    54,785
Real estate                   3,697        11      (236)
Policy loans                 17,371    16,016    15,502
Short-term investments       14,257     5,829     6,147
Private equities              3,191     4,114     1,908
Other invested assets         5,404     6,278     1,918
                           --------  --------  --------
  Gross investment income   579,498   544,412   537,427
Investment expenses          (3,598)   (4,356)   (6,346)
                           --------  --------  --------
  Total                    $575,900  $540,056  $531,081
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(57,955) $(31,404) $ 43,244
Equity securities           177,243    91,591    47,526
Mortgage loans                 (419)    1,344     3,399
Real estate                  (2,456)    4,806     7,809
Private equities             28,128    13,983     6,336
Other invested assets         3,082      (705)    6,338
                           --------  --------  --------
  Total                    $147,623  $ 79,615  $114,652
                           ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  2000      1999      1998
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 10,926  $ 28,619  $ 56,428
  Gross realized losses                          (68,881)  (60,023)  (13,184)
Equity securities:
  Gross realized gains                           260,022   143,180   107,342
  Gross realized losses                          (82,779)  (51,589)  (59,816)
Private equities:
  Gross realized gains                            29,076    14,558    13,563
  Gross realized losses                             (948)     (575)   (7,227)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2000       1999
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 523,768  $ 361,895
Gross unrealized losses                           (147,016)  (184,268)
Adjustment to deferred acquisition costs               --        (414)
Adjustment to unearned policy and contract fees        --        (473)
Deferred federal income taxes                     (129,327)   (58,663)
                                                 ---------  ---------
  Net unrealized gains                           $ 247,425  $ 118,077
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                 4,706      186       55      4,837
  Corporate securities            2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities      1,445,158   27,463    9,411  1,463,210
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated    418,307  111,964   59,457    470,814
  Equity securities-affiliated
   mutual funds                     142,929   24,332       43    167,218
                                 ---------- -------- -------- ----------
    Total equity securities         561,236  136,296   59,500    638,032
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities              750,121   29,855    5,997    773,979
  Mortgage-backed securities        110,511    4,474    2,649    112,336
                                 ---------- -------- -------- ----------
    Total held-to-maturity          860,632   34,329    8,646    886,315
                                 ---------- -------- -------- ----------
      Total                      $5,923,819 $378,536 $154,950 $6,147,405
                                 ========== ======== ======== ==========

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 1999
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  151,864 $     32 $  8,299 $  143,597
  Foreign governments               122,505      678    7,913    115,270
  Corporate securities            3,088,999  108,203  117,543  3,079,659
  International bond securities      28,979      --     2,633     26,346
  Mortgage-backed securities      1,476,237    4,867   42,408  1,438,696
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated    463,089  142,583    2,745    602,927
  Equity securities-affiliated
   mutual funds                     123,925   44,014      597    167,342
                                 ---------- -------- -------- ----------
    Total equity securities         587,014  186,597    3,342    770,269
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities              848,689   15,965   21,492    843,162
  Mortgage-backed securities        126,125    2,584    3,019    125,690
                                 ---------- -------- -------- ----------
    Total held-to-maturity          974,814   18,549   24,511    968,852
                                 ---------- -------- -------- ----------
      Total                      $6,430,412 $318,926 $206,649 $6,542,689
                                 ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   51,759 $   76,245 $  4,929  $  4,968
Due after one year through five years   1,075,369  1,120,073  160,974   165,847
Due after five years through ten
 years                                  1,092,617  1,131,291  332,437   344,968
Due after ten years                       837,048    832,239  251,781   258,196
                                       ---------- ---------- --------  --------
                                        3,056,793  3,159,848  750,121   773,979
Mortgage-backed securities              1,445,158  1,463,210  110,511   112,336
                                       ---------- ---------- --------  --------
  Total                                $4,501,951 $4,623,058 $860,632  $886,315
                                       ========== ========== ========  ========

   At December 31, 2000 and 1999, fixed maturity securities and short-term investments with a carrying value of $14,902,000 and $13,457,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2000 and 1999, no mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2000 and 1999.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,500
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --     --
                                                         ------ ------ ------
Balance at end of year                                   $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    2 $    4 $   14
Interest income on impaired mortgage loans--contractual     --       4     18
Interest income on impaired mortgage loans--collected       --       4     17

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2000 and 1999, HRA has drawn $14,523,000 and $13,574,000 on this loan contingency agreement and accrued interest of $3,015,000 and $1,795,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2000      1999
                                     --------  --------
                                      (In thousands)
Direct installment loans             $119,310  $127,379
Retail installment notes               12,432     9,199
Retail revolving credit                   677     3,457
Accrued interest                        2,462     2,505
                                     --------  --------
  Gross receivables                   134,881   142,540
Allowance for uncollectible amounts    (6,336)   (7,728)
                                     --------  --------
    Finance receivables, net         $128,545  $134,812
                                     ========  ========

   The direct installment loans, at December 31, 2000 and 1999, consisted of $90,466,000 and $83,376,000, respectively, of discount basis loans (net of unearned finance charges) and $28,844,000 and $44,003,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $19 million and $27 million of real estate secured loans at December 31, 2000 and 1999, respectively. Revolving credit loans included approximately $0.5 million and $3 million of real estate secured loans at December 31, 2000 and 1999, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2000 and 1999, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2000 and 1999, principal cash collections of direct installment loans were $60,800,000 and $73,000,000, respectively, and the percentages of these cash collections to average net balances were 52% and 54%, respectively. Retail installment notes' principal cash collections to average net balances were $15,470,000 and $12,891,000, respectively, and the percentages of these cash collections to average net balances were 149% and 128%, respectively.

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2000 and 1999 was 4.7% and 5.4%, respectively. Changes in the allowance for losses for the periods ended December were as follows:

                                         2000      1999      1998
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  7,728  $ 16,076  $ 20,545
Provision for credit losses               6,244     5,434    10,712
Allowance applicable to bulk purchase       --        125       --
Charge-offs                             (10,523)  (16,712)  (18,440)
Recoveries                                2,887     2,805     3,259
                                       --------  --------  --------
Balance at end of year                 $  6,336  $  7,728  $ 16,076
                                       ========  ========  ========

   At December 31, 2000, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2000 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2000          $2,742       147    $2,889
Related allowance for credit losses    $  940       --     $  940

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2000. The average quarterly balance of impaired loans during the year ended December 31, 2000 and 1999, was $3,544,000 and $5,758,000 for installment basis loans and $634,000 and $6,214,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2000.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                             2000     1999     1998
                           --------  -------  -------
                                (In thousands)
Computed tax expense       $120,406  $87,139  $84,553
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                   (4,696)  (3,127)  (1,730)
  Special tax on mutual
   life insurance compa-
   nies                      (5,235)  (9,568)  (3,455)
  Foundation gain              (568)    (538)     --
  Tax credits                (3,400)  (4,500)  (4,416)
  Expense adjustments and
   other                      2,790    4,327    3,281
                           --------  -------  -------
    Total tax expense      $109,297  $73,733  $78,233
                           ========  =======  =======

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2000     1999
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 11,899 $ 23,622
  Pension and post retirement benefits                  34,079   30,151
  Tax deferred policy acquisition costs                 90,600   91,976
  Deferred gain on individual disability coinsurance    22,152      --
  Net realized capital losses                           12,688    6,709
  Other                                                 13,023   18,295
                                                      -------- --------
    Gross deferred tax assets                          184,441  170,753
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,195 $198,501
  Premiums                                              14,525   10,593
  Real estate and property and equipment depreciation    6,478   14,642
  Basis difference on investments                       21,307    8,092
  Net unrealized capital gains                         129,327   58,973
  Other                                                  7,134    5,046
                                                      -------- --------
    Gross deferred tax liabilities                     376,966  295,847
                                                      -------- --------
      Net deferred tax liability                      $192,525 $125,094
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2000 and 1999 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   Income taxes paid for the years ended December 31, 2000, 1999 and 1998, were $132,744,000, $59,905,000 and $91,259,000, respectively.

   During 2000, the Internal Revenue Service (IRS) completed their field audit of the Company's 1997, 1996 and 1995 tax returns. All taxes assessed as a result of the audit were paid, however, one issue is being taken to the appeals level. The Company's tax returns for 1998 and later are expected to be under examination by the IRS in the coming year. The Company believes that any additional taxes refunded or assessed, as a result of the resolution of the one remaining issue from 1997, 1996 and 1995 and the examination for 1998 and later will not have a material effect on its financial position.

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2000       1999     1998
                                ---------  -------- --------
                                      (In thousands)
Balance at January 1            $ 470,501  $435,079 $409,249
  Less: reinsurance recoverable   121,395   108,918  104,741
                                ---------  -------- --------
Net balance at January 1          349,106   326,161  304,508
                                ---------  -------- --------
Incurred related to:
  Current year                     95,703    92,421   92,793
  Prior years                      11,761    19,435   14,644
                                ---------  -------- --------
Total incurred                    107,464   111,856  107,437
                                ---------  -------- --------
Paid related to:
  Current year                     28,968    25,084   27,660
  Prior years                      58,557    63,827   58,124
                                ---------  -------- --------
Total paid                         87,525    88,911   85,784
                                ---------  -------- --------
Individual disability transfer   (292,752)      --       --
                                ---------  -------- --------
Net balance at December 31         76,293   349,106  326,161
  Plus: reinsurance recoverable   404,357   121,395  108,918
                                ---------  -------- --------
Balance at December 31          $ 480,650  $470,501 $435,079
                                =========  ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $11,761,000, $19,435,000 and $14,644,000 in
2000, 1999 and 1998, respectively, which includes the amortization of discount on individual accident and health claim reserves of $14,016,000, $13,918,000, $14,256,000 in 2000, 1999 and 1998, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2000      1999      2000      1999
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $197,025  $181,439  $ 33,720  $ 31,236
Service cost                               8,895     8,272     1,454     1,419
Interest cost                             15,058    13,132     2,314     2,340
Amendments                                   --      4,385       --        --
Actuarial gain                            (4,229)   (4,143)   (3,987)      (33)
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $210,342  $197,025  $ 31,552  $ 33,720
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at the be-
 ginning of the year                    $159,694  $146,710  $    --   $    --
Actual return on plan assets               6,987    12,948       --        --
Employer contribution                      6,897     6,096     1,949     1,242
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Fair value of plan assets at the end
 of year                                $167,171  $159,694  $    --   $    --
                                        ========  ========  ========  ========
Funded status                           $(43,171) $(37,330) $(31,552) $(33,720)
Unrecognized net actuarial loss (gain)     8,004     6,812    (9,629)   (6,089)
Unrecognized prior service cost (bene-
 fit)                                      7,770     8,723    (1,959)   (2,472)
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(31,624) $(27,980) $(43,170) $(42,395)
Intangible asset                           4,227     6,185        30       114
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Weighted average assumptions as of De-
 cember 31:
Discount rate                               8.00%     7.50%     8.00%     7.50%
Expected return on plan assets              8.26%     8.27%      --        --
Rate of compensation increase               5.36%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2006 and remain at that level thereafter.

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2000      1999      1998     2000    1999    1998
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  8,895  $  8,272  $  8,402  $1,454  $1,419  $1,375
Interest cost               15,058    13,132    10,436   2,314   2,340   1,713
Expected return on plan
 assets                    (13,151)  (12,080)  (10,978)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       578    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   743       459       190    (448)   (195)   (559)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,499  $ 10,737  $  8,628  $2,807  $3,051  $2,016
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $50,689,000, $39,217,000 and $19,772,000, respectively, as of December 31, 2000, and $45,610,000, $36,376,000 and
$18,500,000, respectively, as of December 31, 1999.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2000 by $5,546,681 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2000 by $860,218. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2000 by $4,411,283 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2000 by $650,502.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2000, 1999 and 1998 of $8,794,000, $6,003,000 and $7,145,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2000      1999      1998
                     --------  --------  --------
                           (In thousands)
Direct premiums      $697,933  $662,775  $553,408
Reinsurance assumed   129,800   102,154    91,548
Reinsurance ceded     (66,282)  (67,130)  (67,263)
                     --------  --------  --------
  Net premiums       $761,451  $697,799  $577,693
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $73,484,000, $71,922,000 and $64,174,000 during 2000, 1999 and 1998, respectively.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transferred 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2000 and 1999, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2000 and 1999, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2000 and 1999 as those investment contracts have no defined maturity and are similar to a

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        2000                  1999
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,623,058 $4,623,058 $4,803,568 $4,803,568
  Held-to-maturity                 860,632    886,315    974,814    968,852
Equity securities                  638,032    638,032    770,269    770,269
Securities on loan                  72,372     72,372        --         --
Mortgage loans:
  Commercial                       664,818    679,245    625,196    605,112
  Residential                           35         36     71,476     73,293
Policy loans                       250,246    250,246    237,335    237,335
Short-term investments             139,107    139,107     93,993     93,993
Cash                                67,951     67,951    116,803    116,803
Finance receivables, net           128,545    128,545    134,812    134,812
Private equities                   464,303    464,303    284,797    284,797
Foreign currency exchange con-
 tract                                  84         84        655        655
                                ---------- ---------- ---------- ----------
    Total financial assets      $7,909,183 $7,949,294 $8,113,718 $8,089,489
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         2000                  1999
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,620,378 $1,612,386 $1,822,302 $1,810,820
Annuity certain contracts            61,513     61,515     61,424     61,759
Other fund deposits                 895,854    891,581    921,339    912,354
Guaranteed investment contracts         --         --         116        116
Supplementary contracts without
 life contingencies                  39,125     40,489     43,050     43,126
Notes payable                       185,000    188,025    218,000    221,233
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $2,801,870 $2,793,996 $3,066,231 $3,049,408
                                 ========== ========== ========== ==========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable
In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 2000 and 1999. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2000     1999
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       60,000   93,000
                                                          -------- --------
  Total notes payable                                     $185,000 $218,000
                                                          ======== ========

   At December 31, 2000, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2001, $26,000,000; 2002, $22,000,000;
2003, $12,000,000; 2004, $0; 2005, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2000.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2000 and 1999, the outstanding balance of this line of credit was zero and $90,000,000, respectively.

   Interest paid on debt for the years ended December 31, 2000, 1999 and 1998, was $26,775,000, $24,120,000 and $25,008,000, respectively.

(12) Other Comprehensive Income
Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities, and unrealized foreign currency translation adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                                  2000       1999       1998
                                                ---------  ---------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $     --   $     --   $    --
    Less: reclassification adjustment for gains
     included in net income                           --         --     (1,457)
                                                ---------  ---------  --------
                                                      --         --     (1,457)
  Unrealized gains (loss) on securities           347,234    (59,499)  162,214
    Less: reclassification adjustment for gains
     included in net income                      (147,416)   (74,170)  (90,770)
                                                ---------  ---------  --------
                                                  199,818   (133,669)   71,444
  Income tax expense related to items of other
   comprehensive income                           (70,470)    48,131   (23,045)
                                                ---------  ---------  --------
  Other comprehensive income (loss), net of tax $ 129,348  $ (85,538) $ 46,942
                                                =========  =========  ========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2000 statutory results, the maximum amount available for the payment of dividends during 2001 by Minnesota Life Insurance Company without prior regulatory approval is $146,700,000 after December 21, 2001.

(14) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings incidental to its business. Pending proceedings include nine lawsuits filed by some former clients and cross-claims by some former business associates of a former general agent convicted of embezzling money from clients. Although the Company tendered repayment to all clients with interest, these claimants seek additional compensation, primarily punitive damages for various alleged wrongs. The Company believes it has meritorious defenses and it intends to resist these claims vigorously. The Company is unable, at this time, to reasonably determine the possible impact on its financial position from these lawsuits because the outcome of the litigation cannot be predicted.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $135,600,000 and $183,200,000 as of December 31, 2000 and 1999, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equities and real estate investments totaling $159,362,000 as of December 31, 2000. The Company estimates that $60,000,000 of these commitments will be invested in 2001, with the remaining $99,362,000 invested over the next four years.

   As of December 31, 2000, the Company had committed to purchase bonds and mortgage loans totaling $35,450,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum gross rental commitments under such leases are as follows: 2001, $13,552,000; 2002, $5,996,000; 2003, $2,087,000; 2004,
$1,392,000; 2005, $47,000. The Company sub-lets space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2001, $2,231,000; 2002, $2,224,000; 2003, $2,264,000; 2004, $1,755,000; 2005,
$631,000.

   At December 31, 2000, the Company had guaranteed the payment of $82,200,000 in policyholders dividends and discretionary amounts payable in 2001. The Company has pledged bonds, valued at $83,915,000 to secure this guarantee.

Minnesota Life Insurance Company and Subsidiaries

(14) Commitments and Contingencies (continued)
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2000 and 1999 the liability was $(652,000) and $(352,000), respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,139,000 and $5,485,000 for the periods ending December 31, 2000 and 1999, respectively. These assets are being amortized over a five-year period.

   At December 31, 2000, the Company had guaranteed the payment of approximately $121,592,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(15) Statutory Financial Data
The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         2000        1999
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,304,825  $1,089,474
Adjustments:
  Deferred policy acquisition costs                      710,931     712,532
  Net unrealized investment gains                        136,761     (49,572)
  Statutory asset valuation reserve                      347,800     310,626
  Statutory interest maintenance reserve                  10,440      30,984
  Premiums and fees deferred or receivable               (70,957)    (69,618)
  Change in reserve basis                                111,657     115,718
  Change in deferred reinsurance gain                    (58,877)        --
  Separate accounts                                      (49,098)    (64,860)
  Unearned policy and contract fees                     (143,220)   (144,157)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (192,525)   (125,094)
  Pension benefit liabilities                            (45,673)    (37,722)
  Non-admitted assets                                     55,395      36,205
  Policyholders dividends                                 66,622      62,268
  Other                                                    8,051      14,080
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $2,067,132  $1,755,864
                                                      ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

(15) Statutory Financial Data (continued)

                                                As of December 31
                                            ----------------------------
                                              2000      1999      1998
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $251,003  $167,957  $104,609
Adjustments:
  Deferred policy acquisition costs           (5,203)   29,164    18,042
  Statutory interest maintenance reserve     (20,544)  (18,931)   25,746
  Premiums and fees deferred or receivable    (1,264)    3,686       708
  Change in reserve basis                      3,783     2,555     3,011
  Separate accounts                           15,762    (8,044)   (5,644)
  Deferred reinsurance gain                   (4,413)      --        --
  Unearned policy and contract fees            1,645    (8,696)   (7,896)
  Realized gains (losses)                    (11,747)    4,143    12,438
  Net deferred income taxes                    4,403     1,439    15,351
  Policyholders dividends                      4,354     1,620     1,194
  Other                                       (3,059)      342    (4,210)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $234,720  $175,235  $163,349
                                            ========  ========  ========

   Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the NAIC approved a project to codify statutory accounting practices (Codification), which continues to encompass both prescribed and permitted practices as described above. Codification is effective on January 1, 2001. Any amounts identified as a change due to implementing Codification are required to be recorded as an adjustment to statutory surplus. The Company has determined that Codification will have an impact of increasing statutory surplus by approximately $39,000,000.

(16) Subsequent Events

On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 600 plans with associated fixed and variable assets of approximately $750,000,000 are expected to transfer under either an assumption or indemnity reinsurance agreement.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule I

                    Summary of Investments--Other than

                      Investments in Related Parties

                             December 31, 2000

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  141,759 $  147,251    $  147,251
  Foreign governments                       4,706      4,837         4,837
  Public utilities                        294,786    305,007       300,894
  Mortgage-backed securities            1,555,669  1,575,546     1,573,721
  All other corporate bonds             3,365,663  3,476,732     3,456,987
                                       ---------- ----------    ----------
      Total bonds                       5,362,583  5,509,373     5,483,690
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        2,631      3,865         3,865
    Banks, trusts and insurance compa-
     nies                                  49,328     54,558        54,558
    Industrial, miscellaneous and all
     other                                483,159    555,431       555,431
  Nonredeemable preferred stocks           26,118     24,178        24,178
                                       ---------- ----------    ----------
      Total equity securities             561,236    638,032       638,032
                                       ---------- ----------    ----------
Mortgage loans on real estate             666,353     XXXXXX       664,853
Real estate (2)                            17,520     XXXXXX        17,520
Policy loans                              250,246     XXXXXX       250,246
Other long-term investments               655,224     XXXXXX       826,194
Short-term investments                    139,107     XXXXXX       139,107
                                       ---------- ----------    ----------
      Total                             1,728,450        --      1,897,920
                                       ---------- ----------    ----------
Total investments                      $7,652,269 $6,147,405    $8,019,642
                                       ========== ==========    ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                      See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                               Schedule III

                    Supplementary Insurance Information

                              (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
  health insur-
  ance                88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and li-
  ability insur-
  ance                   --             154         --           --
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and li-
  ability insur-
  ance                   --             441         --           --
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $ 51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568       18,342
 Annuity              68,719      3,186,148          25          424
 Property and li-
  ability insur-
  ance                   --             480         556          --
                    --------     ----------    --------     --------
                    $564,382     $6,001,177    $180,191     $ 70,564
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
  health insur-
  ance                175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and li-
  ability insur-
  ance                    --         500           143          --         319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491           323          --         743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303    $  502,767     $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822       105,336       12,261     93,876
 Annuity               93,992    247,970       225,004       21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986         2,848          --       1,187      103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081    $  835,955     $148,098   $573,670    $ 103
                   =========== ========== ============== ============ ========= ==========

------

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

                     See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule IV

                                Reinsurance

           For the years ended December 31, 2000, 1999 and 1998

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661      19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850      21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428       0.5%
  Annuity                      21,173         --          --        21,173       --
  Property and liability
   insurance                      273       7,854       7,581          --        --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451      17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============

                     See independent auditors' report.

                                  APPENDIX A

                       CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of
 .0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.

                                      PART C

                                OTHER INFORMATION

                               Variable Fund D


                  Cross Reference Sheet to Other Information


Form N-4

Item Number

   24.         Financial Statements and Exhibits

   25.         Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.         Number of Contract Owners

   28.         Indemnification

   29.         Principal Underwriters

   30.         Location of Accounts and Records

   31.         Management Services

   32.         Undertakings

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Audited Financial Statements of Variable Fund D and Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

         1.   Independent Auditors' Report - Variable Fund D

         2. Statements of Assets and Liabilities - Variable Fund D, December 31, 2000.

         3. Statements of Operations - Variable Fund D, year ended December 31, 2000.

         4. Statements of Changes in Net Assets for the fiscal year ended December 31, 2000.

         5.   Notes to Financial Statements - Variable Fund D

         6. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2000 and 1999.

         7. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2000 and 1999.

         8. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

         9. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

         10. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

         11. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000 and 1999.

         12. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2000.

         13. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000 and 1999.

         14. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.



    (b) Exhibits


         1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Variable Fund D previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         2. Not applicable.

         3. Distribution Agreement dated July 10, 1990 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         4. (a) The specimen copy of the Flexible Payment Deferred Variable Annuity Contract, form number 83-9053 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (b) The specimen copy of the Single Payment Deferred Variable
                Annuity Contact, form number 83-9054 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (c) The specimen copy of the HR 10 Agreement, form number 83-9057 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.


            (d) The specimen copy of the Tax-Sheltered Annuity Amendment, form number MHC-88-9213 previously filed as Exhibit 24(4)(e) to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (e) Endorsement 90-9243, to be used with Flexible Payment Deferred
                Variable Annuity Contract, form 83-9053 Rev. 5-84 and Single Payment Deferred Variable Annuity Contract, form 83-9054 Rev. 5-84 previously filed as Exhibit 24(4)(f) to Registrant's
                Form N-4, File Number 2-89208, Post-Effective Amendment
                Number 15, is hereby incorporated by reference.

            (f) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed as Exhibit 24(4)(g) to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (g) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed as Exhibit 24(4)(h) to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

         5. Application, form number 83-9056 Rev. 3-87 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         6. (a) The Restated Certificate of Incorporation previously filed as this Exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (b) The Bylaws of Minnesota Life Insurance Company.

         7. Not applicable.

         8. The Agreement and Plan of Reorganization previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post Effective Amendment Number 15, is hereby incorporated by reference.

         9. Opinion and Consent of Donald F. Gruber, Esq.

        10. (a) Consent of KPMG LLP.

            (b) Minnesota Life Insurance Company.
                Power of Attorney to Sign Registration Statement.

        11. Not applicable.

        12. Not applicable.




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices                      Positions and Offices
Business Address                   with Insurance Company                        with Registrant
----------------                   ----------------------                        ---------------
Anthony L. Andersen                Director                                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114


John F. Bruder                     Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell                  Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer                 Director                                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad                  Director and Executive Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                   Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                Director, Executive Vice                      None
Minnesota Life Insurance           President, General Counsel
 Company                           and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                  Chairman, President and                       None
Minnesota Life Insurance           Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon                 Director                                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong                  Senior Vice President                         None
Minnesota Life Insurance           and Chief Financial
 Company                           Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan               Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                   Executive Vice President                      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff                Director, Senior Vice                         None
Minnesota Life Insurance           President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser          Director                                      None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

          Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

          Securian Financial Group, Inc. (Delaware)
          Capitol City Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.


          Securian Ventures, Inc.
          Minnesota Life Insurance Company
          HomePlus Insurance Agency, Inc.
          Securian Financial Network, Inc.
          I.A. Systems, Inc. (New York)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Capital Management, Inc.
          HomePlus Insurance Company
          Northstar Life Insurance Company (New York)
          The Ministers Life Insurance Company
          Robert Street Energy, Inc.
          Personal Finance Company (Delaware)
          Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

          Securian Financial Services, Inc.


Wholly-owned subsidiaries of Securian Financial Services, Inc.:


          MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
          Securian Insurance Agency of Nevada, Inc. (Nevada)
          Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
          Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Financial Ink Corporation
          Oakleaf Service Corporation
          Concepts in Marketing Research Corporation
          Lafayette Litho, Inc.
          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MCM Funding 1997-1, Inc.
          MCM Funding 1998-1, Inc.
          Ministers Life Resources, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

          HomePlus Insurance Agency of Texas, Inc. (Texas)


Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

          Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

          MIMLIC Insurance Company (Arizona)
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

          Advantus Money Market Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.
          Advantus Index 500 Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 27, 2001, the number of holders of securities for this Registration Statement were as follows:

                                                 Number of Record
                  Title of Class                      Holders
                  --------------                 ----------------

             Variable Annuity Contracts                 271

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


The Bylaws of Minnesota Life Insurance Company expressly reaffirm the Company's intention to extend the statutory indemnification with respect to officers and directors who serve on outside activities such as the Variable Fund Committee. The Company has extended this same protection to outside members of the Variable Fund Committee, a power specifically granted to domestic life insurance companies by the statutory provision.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Fund D pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Fund D have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Fund D of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc. and for four additional separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

    (b) Directors and officers of the Underwriter.


                                DIRECTORS AND OFFICERS

                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Securian Financial Services, Inc.  Executive Officer
400 Robert Street North            and Director
St. Paul, Minnesota 55101

Margaret Milosevich                Vice President, Chief         Assistant
Securian Financial Services, Inc.  Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                   Vice President and            None
Securian Financial Services, Inc.  Chief Compliance Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Securian Financial Services, Inc.  and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


         (c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of         Net Underwriting   Compensation on
 Principal         Discounts and      Redemption or     Brokerage       Other
Underwriter         Commissions       Annuitization    Commissions   Compensation
-----------       ----------------   ---------------   -----------   ------------
Securian Financial
 Services, Inc.         44,491

Amounts paid by Minnesota Life for payment to the underwriter for 1997 includes payments made by it on behalf of the underwriter as a ministerial service pursuant to the principles described in Release No. 34-8389 (September 13, 1968).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) The Undertaking made as Item 37(b) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.

    (b) The Undertaking made as Item 37(c) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.

    (c) The undertaking made as Item 37(d) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.


    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 2-89208, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the service rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life
        Insurance Company.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 24th day of April, 2001.

                                        VARIABLE FUND D
                                        (Registrant)

                                        By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By
                                           -------------------------------------
                                                     Robert L. Senkler
                                               Chairman of the Board, President
                                                  and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 24th day of April, 2001.

                                        MINNESOTA LIFE INSURANCE COMPANY

                                        By
                                           -------------------------------------
                                                     Robert L. Senkler
                                               Chairman of the Board, President
                                                  and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

          Signature                Title                         Date
          ---------                -----                         ----
---------------------------        Chairman, President and       April 24, 2001
Robert L. Senkler                  Chief Executive Officer

*
---------------------------        Director
Anthony L. Andersen

*
---------------------------        Director
John F. Grundhofer

*
---------------------------        Director
Robert E. Hunstad

*
---------------------------        Director
Dennis E. Prohofsky


---------------------------        Director
Michael E. Shannon

*
---------------------------        Director
William N. Westhoff

*
---------------------------        Director
Frederick T. Weyerhaeuser


---------------------------        Senior Vice President         April 24, 2001
Gregory S. Strong                  (chief financial officer)


---------------------------        Senior Vice President         April 24, 2001
Gregory S. Strong                  (chief accounting officer)


---------------------------        Senior Vice President and     April 24, 2001
William N. Westhoff                Treasurer (treasurer)


---------------------------        Director and                  April 24, 2001
Dennis E. Prohofsky                Attorney-in-Fact

* Pursuant to power of attorney dated December 13, 1999, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number      Description of Exhibit
--------------      ----------------------
          6.        (b)  The Bylaws of Minnesota Life Insurance Company

          9.             Opinion and Consent of Donald F. Gruber, Esq.

         10.        (a)  Consent of KPMG LLP

         10.        (b)  Minnesota Life Insurance Company Power of Attorney to
                         Sign Registration Statement